UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2014

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund**, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.
**	It is expected that on or about June 20, 2014, the MFS Lifetime 2010 Fund will be reorganized into MFS Lifetime Retirement Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2014

MFS® LIFETIME FUNDS

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-ANN

MFS® LIFETIME FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Growth Fund	4.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
Cash & Other	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Research Fund	4.0%
MFS Growth Fund	4.0%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Other	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	20.6%
MFS Limited Maturity Fund	17.1%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.6%
MFS Research Fund	4.5%
MFS Growth Fund	4.5%
MFS High Income Fund	3.6%
MFS Research International Fund	3.3%
MFS Mid Cap Value Fund	3.3%
MFS Mid Cap Growth Fund	3.3%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Fund	1.6%
MFS International Growth Fund	1.3%
MFS International Value Fund	1.3%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	15.6%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	8.5%
MFS Limited Maturity Fund	7.1%
MFS Value Fund	6.6%
MFS Research Fund	6.6%
MFS Growth Fund	6.6%
MFS Global Bond Fund	5.0%
MFS High Income Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Research International Fund	4.6%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.3%
MFS International Growth Fund	2.3%
MFS Absolute Return Fund	1.7%
MFS Commodity Strategy Fund	1.6%
MFS Global Real Estate Fund	1.3%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS International New Discovery Fund	0.3%
Cash & Other	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	9.4%
MFS Value Fund	8.9%
MFS Growth Fund	8.8%
MFS Research Fund	8.0%
MFS Mid Cap Growth Fund	7.6%
MFS Mid Cap Value Fund	7.6%
MFS Government Securities Fund	7.2%
MFS Research International Fund	6.3%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	4.7%
MFS International Growth Fund	3.6%
MFS International Value Fund	3.5%
MFS Commodity Strategy Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.3%
MFS New Discovery Value Fund	1.6%
MFS New Discovery Fund	1.6%
MFS International New Discovery Fund	1.3%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.3%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.2%
MFS Growth Fund	11.1%
MFS Mid Cap Value Fund	9.2%
MFS Mid Cap Growth Fund	9.1%
MFS Research Fund	8.0%
MFS Research International Fund	7.2%
MFS International Value Fund	5.3%
MFS International Growth Fund	5.3%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS High Income Fund	4.3%
MFS Commodity Strategy Fund	4.2%
MFS Global Bond Fund	3.4%
MFS Global Real Estate Fund	3.3%
MFS Research Bond Fund	2.9%
MFS Emerging Markets Debt Fund	2.6%
MFS International New Discovery Fund	2.3%
MFS New Discovery Value Fund	2.1%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.1%
MFS Absolute Return Fund	0.8%
Cash & Other	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.7%
MFS Growth Fund	11.6%
MFS Mid Cap Value Fund	9.6%
MFS Mid Cap Growth Fund	9.6%
MFS Research Fund	8.0%
MFS Research International Fund	7.7%
MFS International Value Fund	6.3%
MFS International Growth Fund	6.3%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.3%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.3%
MFS Research Bond Fund	2.7%
MFS New Discovery Value Fund	2.3%
MFS New Discovery Fund	2.3%
MFS High Income Fund	1.8%
MFS Emerging Markets Equity Fund	1.6%
MFS Global Bond Fund	1.4%
MFS Emerging Markets Debt Fund	1.1%
MFS Absolute Return Fund	0.4%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.1%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	12.0%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

Early in the period, jitters over a banking crisis in Cyprus were more than offset by ongoing accommodative global monetary policy and improving economic data, resulting in gains in both equity and fixed income markets. As the period progressed, concerns that the US Federal Reserve (“Fed”) would begin tapering its quantitative easing (“QE”) program caused sovereign bond yields to spike, credit spreads to widen, and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals. A general theme in the market was a rotation in investor allocations from fixed income to equities and emerging markets to developed markets, reflecting an anticipated acceleration in developed market growth rates relative to emerging markets as well as a more equity-friendly macro backdrop.

Toward the middle of the period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over US fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to re-open, and subsequent economic data reflected moderate but resilient US growth. Also well-received was the decision by the European Central Bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in US monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

During the period, emerging market (“EM”) stresses surfaced as markets focused on imbalances and stagflationary conditions in certain EM countries. In addition, political instability increased in certain areas, notably in the Ukraine where tensions escalated following a change in government and Russia’s annexation of Crimea. Later in the period, markets were forced to contend with some unexpected weakness in the US economy due largely to weather-related interruptions to hiring and spending plans as well as production schedules. Once again, the setback was short-lived as the major US equity indexes traded near their all-time highs by the end of the period.

MFS Lifetime Retirement Income Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime Retirement Income Fund (“fund”) provided a total return of 3.81%, at net asset value. This compares with a return of –0.26% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blended Index (“Blended Index”), generated a return of 4.41%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. On the positive side, the fund’s allocation to credit-focused funds, such as the MFS Research Bond Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2010 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2010 Fund (“fund”) provided a total return of 3.79%, at net asset value. This compares with a return of –0.26% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blended Index (“Blended Index”), generated a return of 4.41%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Despite equity markets having outperformed bond markets over the reporting period, the international equity component of the portfolio detracted from relative performance as a result of the fund’s explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Research International Fund. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. On the positive side, the fund’s investment in U.S. stocks was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. Conversely, the fund’s allocation to credit-focused funds, such as the MFS Research Bond Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2015 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2015 Fund (“fund”) provided a total return of 4.52%, at net asset value. This compares with a return of –0.26% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2015 Fund Blended Index (“Blended Index”), generated a return of 5.25%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. On the positive side, the fund’s allocation to credit-focused funds, such as the MFS Research Bond Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 7.18%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 7.84%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Despite equity markets having outperformed bond markets over the reporting period, the international equity component of the portfolio detracted from relative performance as a result of the fund’s explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Research International Fund. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. On the positive side, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. Conversely, the fund’s allocation to credit-focused funds, such as the MFS High Income Fund and the MFS Research Bond Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of 10.52%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 11.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed

Management Review – continued

their respective benchmarks. Conversely, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. On the positive side, the fund’s allocation to credit-focused funds, such as the MFS High Income Fund and the MFS Research Bond Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of 12.67%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of 13.72%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Despite equity markets having outperformed bond markets over the reporting period, the international equity component of the portfolio detracted from relative performance as a result of the fund’s explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. On the positive side, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income component of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. Conversely, the fund’s allocation to credit-focused funds, such as the MFS High Income Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of 13.61%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of 14.83%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income component of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance. Additionally, funds with emerging market debt exposure, such as the MFS Global Bond Fund, held back relative performance. On the positive side, the fund’s allocation to credit-focused funds, such as the MFS High Income Fund, contributed to relative performance over the reporting period.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of 14.18%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of 15.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Despite equity markets having outperformed bond markets over the reporting period, the international equity component of the portfolio detracted from relative performance as a result of the fund’s explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. On the positive side, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance.

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of 14.36%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of 15.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund, detracted from relative performance.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of 14.14%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of 15.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

Despite equity markets having outperformed bond markets over the reporting period, the international equity component of the portfolio detracted from relative performance as a result of the fund’s explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund detracted from relative performance.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2014, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of 14.17%, at net asset value. This compares with a return of 20.44% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of 15.51%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review – continued

Factors Affecting Performance

During the reporting period, equity markets outperformed bond markets. However, within the international equity component of the portfolio, explicit and implicit allocations to emerging markets and small/mid cap funds, such as the MFS Emerging Markets Fund, MFS International Growth Fund and MFS Research International Fund, detracted from relative performance. In addition, the majority of the portfolios within this component also underperformed their respective benchmarks. Conversely, the fund’s investment in U.S. stocks, particularly the MFS Growth Fund and MFS Mid Cap Value Fund, was the largest positive contributor to absolute performance.

Within the fixed income segment of the portfolio, longer duration funds, such as the MFS Inflation-Adjusted Bond Fund detracted from relative performance.

Respectfully,

Joseph Flaherty

Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/14

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	3.81%	9.15%	5.86%
B	9/29/05	3.04%	8.34%	5.11%
C	9/29/05	3.04%	8.34%	5.11%
I	9/29/05	3.99%	9.42%	6.16%
R1	9/29/05	3.04%	8.33%	5.09%
R2	9/29/05	3.55%	8.89%	5.61%
R3	9/29/05	3.81%	9.17%	5.86%
R4	9/29/05	4.07%	9.43%	6.15%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	4.88%	4.86%
MFS Lifetime Retirement Income Fund Blended Index (f)(z)		4.41%	8.49%	5.95%
Dow Jones-UBS Commodity Index (f)		3.17%	4.59%	(1.56)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	19.15%	6.11%
MSCI EAFE Index (f)		13.80%	14.09%	5.54%
Standard & Poor’s 500 Stock Index (f)		20.44%	19.14%	7.47%

Performance Summary – continued

With sales charge
Share Class	1-yr	5-yr	Life (t)
A With Initial Sales Charge (5.75%)	(2.16)%	7.86%	5.13%
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.96)%	8.05%	5.11%
C With CDSC (1% for 12 months) (v)	2.04%	8.34%	5.11%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	3.79%	9.25%	5.93%
B	9/29/05	3.01%	8.43%	5.17%
C	9/29/05	3.01%	8.42%	5.15%
I	9/29/05	4.02%	9.53%	6.22%
R1	9/29/05	3.01%	8.42%	5.13%
R2	9/29/05	3.55%	8.96%	5.64%
R3	9/29/05	3.74%	9.23%	5.91%
R4	9/29/05	4.11%	9.54%	6.20%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	4.88%	4.86%
MFS Lifetime 2010 Fund Blended Index (f)(z)		4.41%	8.59%	5.80%
Dow Jones-UBS Commodity Index (f)		3.17%	4.59%	(1.56)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	19.15%	6.11%
MSCI EAFE Index (f)		13.80%	14.09%	5.54%
Standard & Poor’s 500 Stock Index (f)		20.44%	19.14%	7.47%

With sales charge
A With Initial Sales Charge (5.75%)		(2.18)%	7.96%	5.20%
B With CDSC (Declining over six years from 4% to 0%) (v)		(0.99)%	8.14%	5.17%
C With CDSC (1% for 12 months) (v)		2.01%	8.42%	5.15%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blended Index) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Dow Jones-UBS Commodity Index.

Performance Summary – continued

MFS Lifetime 2015 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	4.52%	6.56%
B	11/02/12	3.80%	5.77%
C	11/02/12	3.77%	5.75%
I	11/02/12	4.83%	6.86%
R1	11/02/12	3.83%	5.79%
R2	11/02/12	4.30%	6.30%
R3	11/02/12	4.58%	6.52%
R4	11/02/12	4.93%	6.86%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	0.52%
MFS Lifetime 2015 Fund Blended Index (f)(z)		5.25%	6.85%
Dow Jones-UBS Commodity Index (f)		3.17%	(2.43)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.02%
MSCI EAFE Index (f)		13.80%	20.77%
Standard & Poor’s 500 Stock Index (f)		20.44%	23.05%

With sales charge
A With Initial Sales Charge (5.75%)		(1.49)%	2.42%
B With CDSC (Declining over six years from 4% to 0%) (v)		(0.20)%	3.15%
C With CDSC (1% for 12 months) (v)		2.77%	5.75%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2015 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Barclays U.S. Aggregate Bond Index	69.70%	67.50%
Standard & Poor’s 500 Stock Index	22.40%	24.00%
MSCI EAFE Index	5.90%	6.50%
Dow Jones-UBS Commodity Index	1.00%	1.00%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.00%

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	7.18%	13.00%	6.06%
B	9/29/05	6.33%	12.17%	5.30%
C	9/29/05	6.36%	12.17%	5.31%
I	9/29/05	7.42%	13.28%	6.36%
R1	9/29/05	6.35%	12.17%	5.28%
R2	9/29/05	6.83%	12.71%	5.80%
R3	9/29/05	7.20%	13.02%	6.07%
R4	9/29/05	7.42%	13.29%	6.34%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	19.14%	7.47%
MFS Lifetime 2020 Fund Blended Index (f)(z)		7.84%	11.98%	5.78%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	4.88%	4.86%
Dow Jones-UBS Commodity Index (f)		3.17%	4.59%	(1.56)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	19.15%	6.11%
MSCI EAFE Index (f)		13.80%	14.09%	5.54%

With sales charge
A With Initial Sales Charge (5.75%)		1.02%	11.67%	5.33%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.33%	11.92%	5.30%
C With CDSC (1% for 12 months) (v)		5.36%	12.17%	5.31%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Barclays U.S. Aggregate Bond Index	55.70%	51.50%
Standard & Poor’s 500 Stock Index	31.90%	34.50%
MSCI EAFE Index	9.50%	10.50%
Dow Jones-UBS Commodity Index	1.60%	2.00%
FTSE EPRA/NAREIT Developed Real Estate Index	1.30%	1.50%

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	10.52%	13.71%
B	11/02/12	9.68%	12.83%
C	11/02/12	9.65%	12.81%
I	11/02/12	10.72%	13.95%
R1	11/02/12	9.63%	12.80%
R2	11/02/12	10.19%	13.38%
R3	11/02/12	10.39%	13.63%
R4	11/02/12	10.72%	13.95%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	23.05%
MFS Lifetime 2025 Fund Blended Index (f)(z)		11.26%	14.05%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	0.52%
Dow Jones-UBS Commodity Index (f)		3.17%	(2.43)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.02%
MSCI EAFE Index (f)		13.80%	20.77%

With sales charge
A With Initial Sales Charge (5.75%)		4.17%	9.29%
B With CDSC (Declining over six years from 4% to 0%) (v)		5.68%	10.29%
C With CDSC (1% for 12 months) (v)		8.65%	12.81%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	44.30%	46.50%
Barclays U.S. Aggregate Bond Index	35.00%	31.00%
MSCI EAFE Index	15.10%	16.50%
Dow Jones-UBS Commodity Index	3.30%	3.50%
FTSE EPRA/NAREIT Developed Real Estate Index	2.30%	2.50%

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	12.67%	16.35%	6.39%
B	9/29/05	11.82%	15.48%	5.64%
C	9/29/05	11.78%	15.46%	5.64%
I	9/29/05	12.90%	16.62%	6.70%
R1	9/29/05	11.79%	15.49%	5.61%
R2	9/29/05	12.34%	16.05%	6.12%
R3	9/29/05	12.63%	16.33%	6.38%
R4	9/29/05	12.93%	16.62%	6.67%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	19.14%	7.47%
MFS Lifetime 2030 Fund Blended Index (f)(z)		13.72%	15.54%	6.16%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	4.88%	4.86%
Dow Jones-UBS Commodity Index (f)		3.17%	4.59%	(1.56)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	19.15%	6.11%
MSCI EAFE Index (f)		13.80%	14.09%	5.54%

With sales charge
A With Initial Sales Charge (5.75%)		6.19%	14.98%	5.66%
B With CDSC (Declining over six years from 4% to 0%) (v)		7.82%	15.26%	5.64%
C With CDSC (1% for 12 months) (v)		10.78%	15.46%	5.64%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	52.77%	53.30%
MSCI EAFE Index	21.23%	22.04%
Barclays U.S. Aggregate Bond Index	18.55%	16.91%
Dow Jones-UBS Commodity Index	4.15%	4.25%
FTSE EPRA/NAREIT Developed Real Estate Index	3.30%	3.50%

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	13.61%	17.43%
B	11/02/12	12.75%	16.59%
C	11/02/12	12.76%	16.60%
I	11/02/12	13.80%	17.73%
R1	11/02/12	12.73%	16.58%
R2	11/02/12	13.31%	17.19%
R3	11/02/12	13.65%	17.53%
R4	11/02/12	13.90%	17.73%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	23.05%
MFS Lifetime 2035 Fund Blended Index (f)(z)		14.83%	18.51%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	0.52%
Dow Jones-UBS Commodity Index (f)		3.17%	(2.43)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.02%
MSCI EAFE Index (f)		13.80%	20.77%

With sales charge
A With Initial Sales Charge (5.75%)		7.08%	12.87%
B With CDSC (Declining over six years from 4% to 0%) (v)		8.75%	14.10%
C With CDSC (1% for 12 months) (v)		11.76%	16.60%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	55.25%	55.75%
MSCI EAFE Index	25.20%	26.00%
Barclays U.S. Aggregate Bond Index	10.60%	9.00%
Dow Jones-UBS Commodity Index	4.65%	4.75%
FTSE EPRA/NAREIT Developed Real Estate Index	4.30%	4.50%

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	14.18%	17.05%	6.42%
B	9/29/05	13.26%	16.18%	5.67%
C	9/29/05	13.30%	16.15%	5.67%
I	9/29/05	14.38%	17.33%	6.73%
R1	9/29/05	13.32%	16.18%	5.65%
R2	9/29/05	13.91%	16.75%	6.17%
R3	9/29/05	14.17%	17.04%	6.43%
R4	9/29/05	14.39%	17.32%	6.71%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	19.14%	7.47%
MFS Lifetime 2040 Fund Blended Index (f)(z)		15.51%	16.53%	6.27%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	4.88%	4.86%
Dow Jones-UBS Commodity Index (f)		3.17%	4.59%	(1.56)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	19.15%	6.11%
MSCI EAFE Index (f)		13.80%	14.09%	5.54%

With sales charge
A With Initial Sales Charge (5.75%)		7.61%	15.67%	5.69%
B With CDSC (Declining over six years from 4% to 0%) (v)		9.26%	15.96%	5.67%
C With CDSC (1% for 12 months) (v)		12.30%	16.15%	5.67%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	14.36%	18.24%
B	11/02/12	13.27%	17.19%
C	11/02/12	13.29%	17.23%
I	11/02/12	14.46%	18.41%
R1	11/02/12	13.28%	17.26%
R2	11/02/12	13.89%	17.81%
R3	11/02/12	14.11%	18.14%
R4	11/02/12	14.46%	18.42%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	23.05%
MFS Lifetime 2045 Fund Blended Index (f)(z)		15.51%	19.34%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	0.52%
Dow Jones-UBS Commodity Index (f)		3.17%	(2.43)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.02%
MSCI EAFE Index (f)		13.80%	20.77%

With sales charge
A With Initial Sales Charge (5.75%)		7.79%	13.65%
B With CDSC (Declining over six years from 4% to 0%) (v)		9.27%	14.70%
C With CDSC (1% for 12 months) (v)		12.29%	17.23%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	9/15/10	14.14%	13.67%
B	9/15/10	13.24%	12.81%
C	9/15/10	13.25%	12.81%
I	9/15/10	14.43%	13.96%
R1	9/15/10	13.24%	12.81%
R2	9/15/10	13.87%	13.38%
R3	9/15/10	14.19%	13.67%
R4	9/15/10	14.44%	13.94%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	17.85%
MFS Lifetime 2050 Fund Blended Index (f)(z)		15.51%	13.85%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	3.21%
Dow Jones-UBS Commodity Index (f)		3.17%	0.04%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.27%
MSCI EAFE Index (f)		13.80%	10.32%

With sales charge
A With Initial Sales Charge (5.75%)		7.57%	11.83%
B With CDSC (Declining over six years from 4% to 0%) (v)		9.24%	12.20%
C With CDSC (1% for 12 months) (v)		12.25%	12.81%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/14

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	14.17%	18.18%
B	11/02/12	13.34%	17.30%
C	11/02/12	13.32%	17.28%
I	11/02/12	14.50%	18.52%
R1	11/02/12	13.34%	17.30%
R2	11/02/12	13.88%	17.88%
R3	11/02/12	14.18%	18.19%
R4	11/02/12	14.41%	18.45%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		20.44%	23.05%
MFS Lifetime 2055 Fund Blended Index (f)(z)		15.51%	19.34%
Barclays U.S. Aggregate Bond Index (f)		(0.26)%	0.52%
Dow Jones-UBS Commodity Index (f)		3.17%	(2.43)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		(1.83)%	11.02%
MSCI EAFE Index (f)		13.80%	20.77%

With sales charge
A With Initial Sales Charge (5.75%)		7.61%	13.59%
B With CDSC (Declining over six years from 4% to 0%) (v)		9.34%	14.81%
C With CDSC (1% for 12 months) (v)		12.32%	17.28%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/14	4/30/13
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Dow Jones-UBS Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Dow Jones-UBS Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,024.33	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,020.51	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,020.51	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,025.61	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,020.50	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,023.05	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,024.33	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,026.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,024.26	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,020.47	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,020.35	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,025.83	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,020.32	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,023.35	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,023.81	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,025.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,025.61	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,022.34	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,022.00	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,027.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,022.57	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,025.28	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,026.13	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,028.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,033.76	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,029.30	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,030.03	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,034.64	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,030.25	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,032.58	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,033.98	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,035.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.24%	$1,000.00	$1,042.80	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,039.20	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,038.00	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,043.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,038.79	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,040.50	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,042.51	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,043.79	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.24%	$1,000.00	$1,046.39	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,042.40	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,042.56	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,048.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,043.02	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,045.90	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,046.66	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,048.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2030 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,048.09	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,044.31	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,043.59	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,049.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,044.11	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,046.13	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,048.49	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,049.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.24%	$1,000.00	$1,048.57	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,045.00	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,044.58	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,049.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,044.99	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,047.14	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,048.55	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,049.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.23%	$1,000.00	$1,049.25	$1.17
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	1.00%	$1,000.00	$1,044.22	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,044.36	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,050.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,045.25	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,047.42	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,048.72	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,050.23	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,048.59	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,044.59	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,044.50	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,050.34	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,044.55	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,047.62	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,048.62	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,050.37	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	0.25%	$1,000.00	$1,048.39	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,044.88	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,044.67	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,050.65	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,044.85	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,047.39	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,048.42	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,049.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

4/30/14

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	703,201	$6,799,953
MFS Commodity Strategy Fund - Class R5 (v)	366,259	3,402,549
MFS Emerging Markets Debt Fund - Class R5	228,257	3,407,878
MFS Global Bond Fund - Class R5	1,783,306	17,066,243
MFS Global Real Estate Fund - Class R5 (v)	223,840	3,409,091
MFS Government Securities Fund - Class R5	3,391,560	34,051,265
MFS Growth Fund - Class R5	202,682	13,597,925
MFS High Income Fund - Class R5	2,806,788	10,216,707
MFS Inflation-Adjusted Bond Fund - Class R5	3,235,720	34,039,779
MFS International Growth Fund - Class R5	120,188	3,413,330
MFS International Value Fund - Class R5	99,184	3,416,878
MFS Limited Maturity Fund - Class R5	11,254,375	67,976,426
MFS Mid Cap Growth Fund - Class R5 (a)	733,199	10,213,458
MFS Mid Cap Value Fund - Class R5	501,592	10,217,435
MFS New Discovery Fund - Class R5	127,685	3,390,037
MFS New Discovery Value Fund - Class R5	258,369	3,389,797
MFS Research Bond Fund - Class R5	6,881,078	74,934,944
MFS Research Fund - Class R5	368,343	13,599,230
MFS Research International Fund - Class R5	572,576	10,209,036
MFS Value Fund - Class R5	408,212	13,646,541
Total Underlying Affiliated Funds (Identified Cost, $311,724,724)		$340,398,502

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	13	$13
Total Investments (Identified Cost, $311,724,737)		$340,398,515

Other Assets, Less Liabilities - 0.1%		245,254
Net Assets - 100.0%		$340,643,769

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	233,254	$2,255,563
MFS Commodity Strategy Fund - Class R5 (v)	121,354	1,127,375
MFS Emerging Markets Debt Fund - Class R5	75,846	1,132,378
MFS Global Bond Fund - Class R5	591,840	5,663,912
MFS Global Real Estate Fund - Class R5 (v)	74,254	1,130,895
MFS Government Securities Fund - Class R5	1,124,275	11,287,722
MFS Growth Fund - Class R5	67,179	4,507,040
MFS High Income Fund - Class R5	931,228	3,389,670
MFS Inflation-Adjusted Bond Fund - Class R5	1,072,287	11,280,457
MFS International Growth Fund - Class R5	39,974	1,135,273
MFS International Value Fund - Class R5	32,959	1,135,435
MFS Limited Maturity Fund - Class R5	3,731,533	22,538,458
MFS Mid Cap Growth Fund - Class R5 (a)	242,632	3,379,867
MFS Mid Cap Value Fund - Class R5	166,937	3,400,506
MFS New Discovery Fund - Class R5	41,731	1,107,954
MFS New Discovery Value Fund - Class R5	85,347	1,119,751
MFS Research Bond Fund - Class R5	2,281,318	24,843,554
MFS Research Fund - Class R5	122,541	4,524,229
MFS Research International Fund - Class R5	190,775	3,401,512
MFS Value Fund - Class R5	135,724	4,537,252
Total Underlying Affiliated Funds (Identified Cost, $99,053,879)		$112,898,803

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	11	$11
Total Investments (Identified Cost, $99,053,890)		$112,898,814

Other Assets, Less Liabilities - 0.1%		141,401
Net Assets - 100.0%		$113,040,215

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	95,294	$921,494
MFS Commodity Strategy Fund - Class R5 (v)	49,516	460,000
MFS Emerging Markets Debt Fund - Class R5	48,618	725,867
MFS Global Bond Fund - Class R5	242,013	2,316,069
MFS Global Real Estate Fund - Class R5 (v)	30,310	461,620
MFS Government Securities Fund - Class R5	460,028	4,618,682
MFS Growth Fund - Class R5	31,336	2,102,345
MFS High Income Fund - Class R5	453,225	1,649,738
MFS Inflation-Adjusted Bond Fund - Class R5	438,507	4,613,093
MFS International Growth Fund - Class R5	20,957	595,177
MFS International Value Fund - Class R5	17,267	594,853
MFS Limited Maturity Fund - Class R5	1,308,246	7,901,804
MFS Mid Cap Growth Fund - Class R5 (a)	108,493	1,511,304
MFS Mid Cap Value Fund - Class R5	74,485	1,517,272
MFS New Discovery Fund - Class R5	17,044	452,513
MFS New Discovery Value Fund - Class R5	34,788	456,416
MFS Research Bond Fund - Class R5	872,946	9,506,383
MFS Research Fund - Class R5	57,058	2,106,590
MFS Research International Fund - Class R5	85,107	1,517,454
MFS Value Fund - Class R5	63,210	2,113,114
Total Underlying Affiliated Funds (Identified Cost, $44,693,630)		$46,141,788

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	13	$13
Total Investments (Identified Cost, $44,693,643)		$46,141,801

Other Assets, Less Liabilities - 0.0%		863
Net Assets - 100.0%		$46,142,664
See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	625,802	$6,051,507
MFS Commodity Strategy Fund - Class R5 (v)	604,263	5,613,607
MFS Emerging Markets Debt Fund - Class R5	713,032	10,645,563
MFS Global Bond Fund - Class R5	1,856,838	17,769,938
MFS Global Real Estate Fund - Class R5 (v)	301,966	4,598,943
MFS Government Securities Fund - Class R5	3,526,552	35,406,579
MFS Growth Fund - Class R5	347,152	23,290,400
MFS High Income Fund - Class R5	4,867,914	17,719,208
MFS Inflation-Adjusted Bond Fund - Class R5	2,879,181	30,288,982
MFS International Growth Fund - Class R5	288,177	8,184,229
MFS International New Discovery Fund - Class R5	35,050	1,036,066
MFS International Value Fund - Class R5	237,584	8,184,759
MFS Limited Maturity Fund - Class R5	4,164,965	25,156,389
MFS Mid Cap Growth Fund - Class R5 (a)	1,237,604	17,239,818
MFS Mid Cap Value Fund - Class R5	849,726	17,308,909
MFS New Discovery Fund - Class R5	150,246	3,989,038
MFS New Discovery Value Fund - Class R5	305,464	4,007,683
MFS Research Bond Fund - Class R5	5,061,653	55,121,398
MFS Research Fund - Class R5	631,387	23,310,821
MFS Research International Fund - Class R5	911,362	16,249,593
MFS Value Fund - Class R5	700,552	23,419,439
Total Underlying Affiliated Funds (Identified Cost, $303,635,041)		$354,592,869

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	10	$10
Total Investments (Identified Cost, $303,635,051)		$354,592,879

Other Assets, Less Liabilities - (0.1)%		(297,919)
Net Assets - 100.0%		$354,294,960

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	88,978	$860,416
MFS Commodity Strategy Fund - Class R5 (v)	304,017	2,824,314
MFS Emerging Markets Debt Fund - Class R5	172,933	2,581,894
MFS Emerging Markets Equity Fund - Class R5	7,884	244,091
MFS Global Bond Fund - Class R5	424,953	4,066,801
MFS Global Real Estate Fund - Class R5 (v)	129,028	1,965,096
MFS Government Securities Fund - Class R5	614,035	6,164,911
MFS Growth Fund - Class R5	113,536	7,617,170
MFS High Income Fund - Class R5	1,182,307	4,303,598
MFS Inflation-Adjusted Bond Fund - Class R5	409,077	4,303,490
MFS International Growth Fund - Class R5	108,158	3,071,676
MFS International New Discovery Fund - Class R5	37,375	1,104,793
MFS International Value Fund - Class R5	89,122	3,070,260
MFS Mid Cap Growth Fund - Class R5 (a)	468,109	6,520,753
MFS Mid Cap Value Fund - Class R5	319,760	6,513,518
MFS New Discovery Fund - Class R5	53,161	1,411,426
MFS New Discovery Value Fund - Class R5	107,660	1,412,495
MFS Research Bond Fund - Class R5	746,649	8,131,008
MFS Research Fund - Class R5	186,460	6,884,095
MFS Research International Fund - Class R5	303,295	5,407,756
MFS Value Fund - Class R5	227,861	7,617,398
Total Underlying Affiliated Funds (Identified Cost, $79,875,239)		$86,076,959

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	13	$13
Total Investments (Identified Cost, $79,875,252)		$86,076,972

Other Assets, Less Liabilities - (0.0)%		(10,265)
Net Assets - 100.0%		$86,066,707

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	302,439	$2,924,592
MFS Commodity Strategy Fund - Class R5 (v)	1,532,609	14,237,934
MFS Emerging Markets Debt Fund - Class R5	589,143	8,795,907
MFS Emerging Markets Equity Fund - Class R5	125,354	3,880,972
MFS Global Bond Fund - Class R5	1,226,902	11,741,454
MFS Global Real Estate Fund - Class R5 (v)	741,369	11,291,056
MFS Growth Fund - Class R5	565,961	37,970,301
MFS High Income Fund - Class R5	4,026,075	14,654,914
MFS Inflation-Adjusted Bond Fund - Class R5	1,508,842	15,873,020
MFS International Growth Fund - Class R5	641,094	18,207,083
MFS International New Discovery Fund - Class R5	265,066	7,835,355
MFS International Value Fund - Class R5	529,115	18,228,001
MFS Mid Cap Growth Fund - Class R5 (a)	2,237,730	31,171,578
MFS Mid Cap Value Fund - Class R5	1,537,837	31,325,736
MFS New Discovery Fund - Class R5	263,035	6,983,578
MFS New Discovery Value Fund - Class R5	535,497	7,025,727
MFS Research Bond Fund - Class R5	919,854	10,017,208
MFS Research Fund - Class R5	740,152	27,326,404
MFS Research International Fund - Class R5	1,370,185	24,430,394
MFS Value Fund - Class R5	1,142,829	38,204,762
Total Underlying Affiliated Funds (Identified Cost, $275,335,273)		$342,125,976

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	16	$16
Total Investments (Identified Cost, $275,335,289)		$342,125,992

Other Assets, Less Liabilities - (0.1)%		(280,341)
Net Assets - 100.0%		$341,845,651

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	22,555	$218,103
MFS Commodity Strategy Fund - Class R5 (v)	305,918	2,841,978
MFS Emerging Markets Debt Fund - Class R5	43,881	655,138
MFS Emerging Markets Equity Fund - Class R5	32,246	998,350
MFS Global Bond Fund - Class R5	91,339	874,110
MFS Global Real Estate Fund - Class R5 (v)	172,427	2,626,065
MFS Growth Fund - Class R5	105,750	7,094,767
MFS High Income Fund - Class R5	299,939	1,091,777
MFS Inflation-Adjusted Bond Fund - Class R5	197,079	2,073,274
MFS International Growth Fund - Class R5	135,872	3,858,759
MFS International New Discovery Fund - Class R5	67,914	2,007,549
MFS International Value Fund - Class R5	112,208	3,865,560
MFS Mid Cap Growth Fund - Class R5 (a)	422,036	5,878,968
MFS Mid Cap Value Fund - Class R5	289,184	5,890,683
MFS New Discovery Fund - Class R5	52,942	1,405,615
MFS New Discovery Value Fund - Class R5	107,516	1,410,615
MFS Research Bond Fund - Class R5	150,295	1,636,711
MFS Research Fund - Class R5	132,224	4,881,703
MFS Research International Fund - Class R5	261,818	4,668,224
MFS Value Fund - Class R5	213,150	7,125,589
Total Underlying Affiliated Funds (Identified Cost, $55,324,226)		$61,103,538

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	11	$11
Total Investments (Identified Cost, $55,324,237)		$61,103,549

Other Assets, Less Liabilities - (0.0)%		(19,162)
Net Assets - 100.0%		$61,084,387

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	1,353,552	$12,574,495
MFS Emerging Markets Equity Fund - Class R5	161,506	5,000,222
MFS Global Real Estate Fund - Class R5 (v)	827,378	12,600,963
MFS Growth Fund - Class R5	448,513	30,090,722
MFS Inflation-Adjusted Bond Fund - Class R5	597,312	6,283,718
MFS International Growth Fund - Class R5	622,943	17,691,570
MFS International New Discovery Fund - Class R5	340,697	10,070,999
MFS International Value Fund - Class R5	514,356	17,719,561
MFS Mid Cap Growth Fund - Class R5 (a)	1,800,938	25,087,064
MFS Mid Cap Value Fund - Class R5	1,237,301	25,203,825
MFS New Discovery Fund - Class R5	233,399	6,196,754
MFS New Discovery Value Fund - Class R5	475,662	6,240,689
MFS Research Bond Fund - Class R5	577,511	6,289,099
MFS Research Fund - Class R5	544,660	20,108,838
MFS Research International Fund - Class R5	1,129,868	20,145,548
MFS Value Fund - Class R5	905,347	30,265,747
Total Underlying Affiliated Funds (Identified Cost, $196,221,246)		$251,569,814

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	9	$9
Total Investments (Identified Cost, $196,221,255)		$251,569,823

Other Assets, Less Liabilities - (0.1)%		(145,100)
Net Assets - 100.0%		$251,424,723

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	171,357	$1,591,913
MFS Emerging Markets Equity Fund - Class R5	20,497	634,583
MFS Global Real Estate Fund - Class R5 (v)	104,895	1,597,545
MFS Growth Fund - Class R5	56,798	3,810,574
MFS Inflation-Adjusted Bond Fund - Class R5	75,639	795,724
MFS International Growth Fund - Class R5	78,831	2,238,810
MFS International New Discovery Fund - Class R5	43,074	1,273,262
MFS International Value Fund - Class R5	65,075	2,241,832
MFS Mid Cap Growth Fund - Class R5 (a)	228,007	3,176,131
MFS Mid Cap Value Fund - Class R5	156,277	3,183,356
MFS New Discovery Fund - Class R5	29,700	788,535
MFS New Discovery Value Fund - Class R5	60,332	791,559
MFS Research Bond Fund - Class R5	73,180	796,929
MFS Research Fund - Class R5	68,900	2,543,800
MFS Research International Fund - Class R5	142,831	2,546,679
MFS Value Fund - Class R5	114,576	3,830,292
Total Underlying Affiliated Funds (Identified Cost, $28,773,730)		$31,841,524

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	7,936	$7,936
Total Investments (Identified Cost, $28,781,666)		$31,849,460

Other Assets, Less Liabilities - (0.0)%		(7,669)
Net Assets - 100.0%		$31,841,791

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	312,845	$2,906,333
MFS Emerging Markets Equity Fund - Class R5	37,541	1,162,259
MFS Global Real Estate Fund - Class R5 (v)	190,900	2,907,402
MFS Growth Fund - Class R5	104,008	6,977,895
MFS Inflation-Adjusted Bond Fund - Class R5	138,227	1,454,147
MFS International Growth Fund - Class R5	143,448	4,073,911
MFS International New Discovery Fund - Class R5	78,697	2,326,286
MFS International Value Fund - Class R5	118,295	4,075,278
MFS Mid Cap Growth Fund - Class R5 (a)	417,936	5,821,844
MFS Mid Cap Value Fund - Class R5	285,548	5,816,608
MFS New Discovery Fund - Class R5	54,752	1,453,662
MFS New Discovery Value Fund - Class R5	110,746	1,452,993
MFS Research Bond Fund - Class R5	133,620	1,455,127
MFS Research Fund - Class R5	125,985	4,651,382
MFS Research International Fund - Class R5	260,930	4,652,390
MFS Value Fund - Class R5	208,764	6,978,988
Total Underlying Affiliated Funds (Identified Cost, $50,765,210)		$58,166,505

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	8	$8
Total Investments (Identified Cost, $50,765,218)		$58,166,513

Other Assets, Less Liabilities - (0.0)%		(28,039)
Net Assets - 100.0%		$58,138,474

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	23,625	$219,476
MFS Emerging Markets Equity Fund - Class R5	2,836	87,788
MFS Global Real Estate Fund - Class R5 (v)	14,411	219,479
MFS Growth Fund - Class R5	7,851	526,731
MFS Inflation-Adjusted Bond Fund - Class R5	10,432	109,744
MFS International Growth Fund - Class R5	10,819	307,269
MFS International New Discovery Fund - Class R5	5,939	175,551
MFS International Value Fund - Class R5	8,924	307,443
MFS Mid Cap Growth Fund - Class R5 (a)	31,510	438,932
MFS Mid Cap Value Fund - Class R5	21,548	438,942
MFS New Discovery Fund - Class R5	4,133	109,724
MFS New Discovery Value Fund - Class R5	8,363	109,728
MFS Research Bond Fund - Class R5	10,077	109,739
MFS Research Fund - Class R5	9,512	351,165
MFS Research International Fund - Class R5	19,695	351,154
MFS Value Fund - Class R5	15,756	526,717
Total Underlying Affiliated Funds (Identified Cost, $4,048,084)		$4,389,582

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	12,078	$12,078
Total Investments (Identified Cost, $4,060,162)		$4,401,660

Other Assets, Less Liabilities - (0.3)%		(12,699)
Net Assets - 100.0%		$4,388,961

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/14

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $311,724,737, $99,053,890, $44,693,643, $303,635,051, and 79,875,252, respectively)	$340,398,515	$112,898,814	$46,141,801	$354,592,879	$86,076,972
Receivables for
Investments sold	299,216	290,387	93,970	116,868	930,110
Fund shares sold	1,604,324	119,590	33,568	493,607	163,648
Receivable from investment adviser	62,232	42,494	17,464	63,351	20,983
Other assets	1,613	733	405	1,639	561
Total assets	$342,365,900	$113,352,018	$46,287,208	$355,268,344	$87,192,274

Liabilities
Payable to custodian	$536,813	$88,269	$57,226	$12,499	$393,316
Payables for
Distributions	27,150	—	—	—	—
Investments purchased	641,564	70,999	23,245	355,418	149,931
Fund shares reacquired	392,279	56,816	33,383	441,189	547,703
Payable to affiliates
Shareholder servicing costs	49,063	41,696	721	106,774	1,204
Distribution and service fees	10,093	1,939	149	5,112	405
Payable for independent Trustees’ compensation	11	9	12	10	8
Accrued expenses and other liabilities	65,158	52,075	29,808	52,382	33,000
Total liabilities	$1,722,131	$311,803	$144,544	$973,384	$1,125,567
Net assets	$340,643,769	$113,040,215	$46,142,664	$354,294,960	$86,066,707

Net assets consist of
Paid-in capital	$313,036,911	$100,837,051	$44,331,119	$309,326,448	$79,006,157
Unrealized appreciation (depreciation) on investments	28,673,778	13,844,924	1,448,158	50,957,828	6,201,720
Accumulated net realized gain (loss) on investments	(1,081,703)	(2,283,927)	97,484	(7,802,528)	512,834
Undistributed net investment income	14,783	642,167	265,903	1,813,212	345,996
Net assets	$340,643,769	$113,040,215	$46,142,664	$354,294,960	$86,066,707

Statements of Assets and Liabilities – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Net assets
Class A	$108,202,457	$20,683,819	$1,510,571	$55,681,523	$4,238,173
Class B	18,576,873	3,176,983	135,739	7,055,238	754,275
Class C	129,847,890	7,954,552	410,449	18,515,052	1,376,157
Class I	26,506,911	507,823	192,170	2,915,753	443,054
Class R1	2,368,350	4,872,356	108,753	7,493,622	119,728
Class R2	7,506,413	24,523,309	1,590,862	71,178,144	3,798,642
Class R3	14,525,777	8,395,468	3,515,291	44,144,856	8,876,715
Class R4	33,109,098	42,925,905	38,678,829	147,310,772	66,459,963
Total net assets	$340,643,769	$113,040,215	$46,142,664	$354,294,960	$86,066,707

Shares of beneficial interest outstanding
Class A	8,905,643	1,593,608	140,862	4,230,406	358,895
Class B	1,528,716	246,763	12,685	540,059	64,211
Class C	10,688,420	624,701	38,489	1,433,092	117,484
Class I	2,180,978	38,917	17,883	220,143	37,459
Class R1	194,771	382,055	10,156	573,731	10,162
Class R2	617,431	1,904,026	148,680	5,440,261	322,381
Class R3	1,195,288	646,144	327,873	3,350,651	752,042
Class R4	2,723,900	3,293,005	3,599,655	11,135,382	5,617,741
Total shares of beneficial interest outstanding	28,035,147	8,729,219	4,296,283	26,923,725	7,280,375

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.15	$12.98	$10.72	$13.16	$11.81
Offering price per share (100 / 94.25 × net asset value per share)	$12.89	$13.77	$11.37	$13.96	$12.53

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.15	$12.87	$10.70	$13.06	$11.75

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.15	$12.73	$10.66	$12.92	$11.71

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.15	$13.05	$10.75	$13.24	$11.83

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.16	$12.75	$10.71	$13.06	$11.78

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.16	$12.88	$10.70	$13.08	$11.78

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.15	$12.99	$10.72	$13.18	$11.80

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.16	$13.04	$10.75	$13.23	$11.83

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $275,335,289, $55,324,237, $196,221,255, $28,781,666, $50,765,218, and $4,060,162, respectively)	$342,125,992	$61,103,549	$251,569,823	$31,849,460	$58,166,513	$4,401,660
Receivables for
Investments sold	181,428	22,453	495,204	6,943	80,732	469
Fund shares sold	721,903	188,586	714,063	96,454	470,677	43,751
Receivable from investment adviser	64,422	19,463	58,761	16,849	29,048	14,518
Other assets	1,584	444	1,197	275	380	76
Total assets	$343,095,329	$61,334,495	$252,839,048	$31,969,981	$58,747,350	$4,460,474

Liabilities
Payable to custodian	$360,856	$25,097	$580,355	$—	$80,186	$—
Payables for
Investments purchased	615,887	191,406	398,917	90,285	395,604	32,320
Fund shares reacquired	105,114	—	281,076	7,652	76,359	11,238
Payable to affiliates
Shareholder servicing costs	105,407	1,261	99,676	527	14,693	123
Distribution and service fees	5,103	271	3,495	117	452	66
Payable for independent Trustees’ compensation	13	6	15	14	5	9
Accrued expenses and other liabilities	57,298	32,067	50,791	29,595	41,577	27,757
Total liabilities	$1,249,678	$250,108	$1,414,325	$128,190	$608,876	$71,513
Net assets	$341,845,651	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961

Net assets consist of
Paid-in capital	$281,642,561	$54,698,798	$199,855,933	$28,467,845	$50,411,613	$4,026,329
Unrealized appreciation (depreciation) on investments	66,790,703	5,779,312	55,348,568	3,067,794	7,401,295	341,498
Accumulated net realized gain (loss) on investments	(7,315,400)	516,962	(3,929,059)	274,699	274,016	19,407
Undistributed net investment income	727,787	89,315	149,281	31,453	51,550	1,727
Net assets	$341,845,651	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961

Statements of Assets and Liabilities – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$39,929,213	$3,501,854	$25,674,158	$1,402,618	$4,725,931	$428,023
Class B	8,022,460	404,029	4,154,665	325,329	671,024	148,393
Class C	13,790,964	906,967	10,639,299	420,534	1,194,966	493,967
Class I	8,066,840	1,417,333	8,343,848	241,058	840,459	477,267
Class R1	10,816,017	125,745	7,992,587	126,795	566,790	126,915
Class R2	73,434,889	2,717,852	54,916,252	886,754	6,974,603	259,978
Class R3	57,968,676	6,245,935	30,202,497	3,383,047	4,941,077	894,075
Class R4	129,816,592	45,764,672	109,501,417	25,055,656	38,223,624	1,560,343
Total net assets	$341,845,651	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961

Shares of beneficial interest outstanding
Class A	2,872,353	282,163	1,821,747	111,786	311,533	34,129
Class B	584,246	32,687	297,179	26,079	44,691	11,861
Class C	1,008,861	73,610	769,161	33,693	79,864	39,664
Class I	577,059	113,918	588,288	19,194	55,526	37,984
Class R1	786,830	10,148	575,903	10,139	37,826	10,144
Class R2	5,326,390	219,361	3,922,708	70,868	463,727	20,745
Class R3	4,178,242	502,663	2,143,711	269,740	327,463	71,278
Class R4	9,301,826	3,679,019	7,725,456	1,995,560	2,526,362	124,187
Total shares of beneficial interest outstanding	24,635,807	4,913,569	17,844,153	2,537,059	3,846,992	349,992

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$13.90	$12.41	$14.09	$12.55	$15.17	$12.54
Offering price per share (100 / 94.25 × net asset value per share)	$14.75	$13.17	$14.95	$13.32	$16.10	$13.31

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.73	$12.36	$13.98	$12.47	$15.01	$12.51

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.67	$12.32	$13.83	$12.48	$14.96	$12.45

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.98	$12.44	$14.18	$12.56	$15.14	$12.57

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.75	$12.39	$13.88	$12.51	$14.98	$12.51

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.79	$12.39	$14.00	$12.51	$15.04	$12.53

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.87	$12.43	$14.09	$12.54	$15.09	$12.54

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.96	$12.44	$14.17	$12.56	$15.13	$12.56

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/14

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Net investment income
Dividends from underlying affiliated funds	$6,862,016	$2,414,959	$838,466	$6,840,695	$1,244,660
Expenses
Distribution and service fees	1,601,015	347,485	18,946	879,993	44,560
Shareholder servicing costs	130,319	79,110	3,569	207,492	6,362
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	9,075	3,175	1,191	9,096	1,598
Custodian fee	28,172	13,904	11,172	21,200	12,216
Shareholder communications	24,983	20,823	3,635	27,004	4,940
Audit and tax fees	34,406	34,365	27,215	34,406	27,215
Legal fees	12,982	11,008	473	3,598	1,000
Registration fees	150,747	99,948	96,030	136,647	101,057
Miscellaneous	21,731	14,773	13,067	20,724	13,432
Total expenses	$2,030,930	$642,091	$192,798	$1,357,660	$229,880
Reduction of expenses by investment adviser and distributor	(429,041)	(294,329)	(173,663)	(477,313)	(184,863)
Net expenses	$1,601,889	$347,762	$19,135	$880,347	$45,017
Net investment income	$5,260,127	$2,067,197	$819,331	$5,960,348	$1,199,643

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(22,992)	$30,700	$2,126	$638,198	$(56,003)
Capital gain distributions from underlying affiliated funds	1,865,257	659,744	257,865	2,992,516	864,263
Net realized gain (loss) on investments	$1,842,265	$690,444	$259,991	$3,630,714	$808,260
Change in unrealized appreciation (depreciation)
on investments	$4,352,194	$1,399,937	$871,233	$12,980,494	$4,699,230
Net realized and unrealized gain (loss) on investments	$6,194,459	$2,090,381	$1,131,224	$16,611,208	$5,507,490
Change in net assets from operations	$11,454,586	$4,157,578	$1,950,555	$22,571,556	$6,707,133

See Notes to Financial Statements

Statements of Operations – continued

	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$4,525,931	$633,474	$2,574,582	$290,006	$527,924	$30,534
Expenses
Distribution and service fees	824,467	34,932	568,203	16,750	57,873	8,003
Shareholder servicing costs	212,897	6,070	200,034	3,165	31,845	453
Administrative services fee	17,500	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	5,938	1,526	5,704	1,145	1,203	1,081
Custodian fee	20,057	11,506	17,581	10,576	11,710	9,798
Shareholder communications	27,065	5,353	27,278	5,394	13,177	3,448
Audit and tax fees	34,399	27,215	34,388	27,215	33,817	27,215
Legal fees	2,879	517	2,464	549	407	63
Registration fees	122,411	98,557	122,522	95,370	98,368	92,646
Miscellaneous	19,159	13,159	16,978	12,775	13,244	12,430
Total expenses	$1,286,772	$216,335	$1,012,652	$190,439	$279,144	$172,637
Fees paid indirectly	—	—	(1)	—	(2)	—
Reduction of expenses by investment adviser and distributor	(462,384)	(181,143)	(444,997)	(173,675)	(221,182)	(164,626)
Net expenses	$824,388	$35,192	$567,654	$16,764	$57,960	$8,011
Net investment income	$3,701,543	$598,282	$2,006,928	$273,242	$469,964	$22,523

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(133,393)	$(61,531)	$(172,409)	$(28,387)	$(88,941)	$(10,067)
Capital gain distributions from underlying affiliated funds	4,521,926	806,011	3,810,725	429,506	780,700	44,568
Net realized gain (loss) on investments	$4,388,533	$744,480	$3,638,316	$401,119	$691,759	$34,501
Change in unrealized appreciation (depreciation)
on investments	$26,344,985	$4,547,693	$22,832,201	$2,410,342	$4,536,720	$245,476
Net realized and unrealized gain (loss) on investments	$30,733,518	$5,292,173	$26,470,517	$2,811,461	$5,228,479	$279,977
Change in net assets from operations	$34,435,061	$5,890,455	$28,477,445	$3,084,703	$5,698,443	$302,500

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/14	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund
Change in net assets

From operations
Net investment income	$5,260,127	$2,067,197	$819,331	$5,960,348	$1,199,643
Net realized gain (loss) on investments	1,842,265	690,444	259,991	3,630,714	808,260
Net unrealized gain (loss) on investments	4,352,194	1,399,937	871,233	12,980,494	4,699,230
Change in net assets from operations	$11,454,586	$4,157,578	$1,950,555	$22,571,556	$6,707,133

Distributions declared to shareholders
From net investment income	$(5,682,746)	$(2,050,051)	$(710,099)	$(5,530,035)	$(1,130,056)
From net realized gain on investments	(484,253)	—	(62,172)	—	(80,640)
Total distributions declared to shareholders	$(6,166,999)	$(2,050,051)	$(772,271)	$(5,530,035)	$(1,210,696)
Change in net assets from fund share transactions	$55,473,637	$6,973,756	$15,061,468	$47,195,429	$35,718,208
Total change in net assets	$60,761,224	$9,081,283	$16,239,752	$64,236,950	$41,214,645

Net assets
At beginning of period	279,882,545	103,958,932	29,902,912	290,058,010	44,852,062
At end of period	$340,643,769	$113,040,215	$46,142,664	$354,294,960	$86,066,707
Undistributed net investment income included in net assets at end of period	$14,783	$642,167	$265,903	$1,813,212	$345,996

Year ended 4/30/14	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$3,701,543	$598,282	$2,006,928	$273,242	$469,964	$22,523
Net realized gain (loss) on investments	4,388,533	744,480	3,638,316	401,119	691,759	34,501
Net unrealized gain (loss) on investments	26,344,985	4,547,693	22,832,201	2,410,342	4,536,720	245,476
Change in net assets from operations	$34,435,061	$5,890,455	$28,477,445	$3,084,703	$5,698,443	$302,500

Distributions declared to shareholders
From net investment income	$(4,250,110)	$(710,034)	$(2,760,025)	$(345,019)	$(610,024)	$(29,999)
From net realized gain on investments	—	(28,546)	—	(20,030)	—	(6,004)
Total distributions declared to shareholders	$(4,250,110)	$(738,580)	$(2,760,025)	$(365,049)	$(610,024)	$(36,003)
Change in net assets from fund share transactions	$78,252,232	$26,900,287	$43,018,800	$14,745,948	$23,806,578	$3,015,335
Total change in net assets	$108,437,183	$32,052,162	$68,736,220	$17,465,602	$28,894,997	$3,281,832

Net assets
At beginning of period	233,408,468	29,032,225	182,688,503	14,376,189	29,243,477	1,107,129
At end of period	$341,845,651	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961
Undistributed net investment income included in net assets at end of period	$727,787	$89,315	$149,281	$31,453	$51,550	$1,727

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)
Change in net assets

From operations
Net investment income	$4,076,072	$1,360,666	$98,383	$3,634,567	$96,536
Net realized gain (loss) on investments	585,129	440,258	469	934,805	20,393
Net unrealized gain (loss) on investments	11,219,997	3,445,861	576,925	16,986,903	1,502,490
Change in net assets from operations	$15,881,198	$5,246,785	$675,777	$21,556,275	$1,619,419

Distributions declared to shareholders
From net investment income	$(4,439,963)	$(1,380,022)	$(5,400)	$(3,799,961)	$(7,300)
Change in net assets from fund share transactions	$101,470,315	$36,824,349	$29,232,535	$118,365,806	$43,239,943
Total change in net assets	$112,911,550	$40,691,112	$29,902,912	$136,122,120	$44,852,062

Net assets
At beginning of period	166,970,995	63,267,820	—	153,935,890	—
At end of period	$279,882,545	$103,958,932	$29,902,912	$290,058,010	$44,852,062
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(56,350)	$449,357	$93,810	$697,179	$90,339

Year ended 4/30/13	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Change in net assets

From operations
Net investment income	$1,970,050	$32,465	$1,123,135	$14,883	$166,505	$6,679
Net realized gain (loss) on investments	392,229	6,475	59,423	6,205	18,401	2,870
Net unrealized gain (loss) on investments	21,744,034	1,231,619	17,918,703	657,452	2,503,762	96,022
Change in net assets from operations	$24,106,313	$1,270,559	$19,101,261	$678,540	$2,688,668	$105,571

Distributions declared to shareholders
From net investment income	$(2,100,005)	$(9,600)	$(1,305,006)	$(8,350)	$(178,904)	$(8,350)
Change in net assets from fund share transactions	$88,775,616	$27,771,266	$77,971,157	$13,705,999	$22,583,213	$1,009,908
Total change in net assets	$110,781,924	$29,032,225	$95,767,412	$14,376,189	$25,092,977	$1,107,129

Net assets
At beginning of period	122,626,544	—	86,921,091	—	4,150,500	—
At end of period	$233,408,468	$29,032,225	$182,688,503	$14,376,189	$29,243,477	$1,107,129
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$300,297	$24,121	$41,533	$7,597	$16,997	$(596)

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.97	$11.40	$11.31	$10.59	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.25	$0.31	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.22	0.59	0.12	0.74	1.61
Total from investment operations	$0.45	$0.84	$0.43	$1.02	$1.93

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.27)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$12.15	$11.97	$11.40	$11.31	$10.59
Total return (%) (r)(s)(t)(x)	3.81	7.46	3.92	9.81	21.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.40	0.44	0.52	0.70
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.95	2.16	2.82	2.61	3.20
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$108,202	$108,914	$61,183	$36,345	$21,257

	Years ended 4/30
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.97	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.16	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.21	0.58	0.12	0.74	1.61
Total from investment operations	$0.36	$0.74	$0.35	$0.94	$1.86

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.15	$11.97	$11.41	$11.32	$10.60
Total return (%) (r)(s)(t)(x)	3.04	6.57	3.15	8.99	20.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.15	1.19	1.27	1.48
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	1.22	1.41	2.07	1.85	2.47
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$18,577	$17,243	$11,082	$5,419	$3,104

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.97	$11.41	$11.31	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.16	$0.23	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.21	0.58	0.13	0.73	1.61
Total from investment operations	$0.36	$0.74	$0.36	$0.93	$1.86

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.15	$11.97	$11.41	$11.31	$10.60
Total return (%) (r)(s)(t)(x)	3.04	6.57	3.24	8.89	20.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.15	1.19	1.26	1.43
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	1.22	1.40	2.07	1.82	2.46
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$129,848	$82,969	$61,848	$32,200	$15,484

	Years ended 4/30
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.98	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.28	$0.34	$0.32	$0.34
Net realized and unrealized gain (loss) on investments	0.20	0.59	0.12	0.73	1.62
Total from investment operations	$0.47	$0.87	$0.46	$1.05	$1.96

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.30)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.15	$11.98	$11.41	$11.32	$10.60
Total return (%) (r)(s)(x)	3.99	7.72	4.18	10.07	22.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	0.15	0.19	0.26	0.45
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.01	0.10
Net investment income (l)	2.23	2.39	3.03	2.91	3.33
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$26,507	$19,403	$8,556	$5,375	$557

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.98	$11.41	$11.32	$10.61	$9.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.16	$0.23	$0.21	$0.25
Net realized and unrealized gain (loss) on investments	0.21	0.59	0.12	0.72	1.61
Total from investment operations	$0.36	$0.75	$0.35	$0.93	$1.86

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.18)	$(0.18)	$(0.26)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$12.16	$11.98	$11.41	$11.32	$10.61
Total return (%) (r)(s)(x)	3.04	6.66	3.15	8.89	20.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.15	1.20	1.25	1.51
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.02	1.10
Net investment income (l)	1.22	1.43	2.05	1.90	2.47
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$2,368	$2,503	$2,831	$3,507	$1,023

	Years ended 4/30
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.98	$11.41	$11.32	$10.60	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.27	$0.25	$0.30
Net realized and unrealized gain (loss) on investments	0.21	0.58	0.13	0.74	1.61
Total from investment operations	$0.42	$0.81	$0.40	$0.99	$1.91

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.31)	$(0.27)	$(0.31)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.24)	$(0.24)	$(0.31)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$12.16	$11.98	$11.41	$11.32	$10.60
Total return (%) (r)(s)(x)	3.55	7.19	3.66	9.53	21.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	0.65	0.70	0.77	0.99
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	1.72	1.95	2.46	2.35	2.98
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$7,506	$8,640	$8,799	$12,771	$10,624

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.97	$11.41	$11.31	$10.60	$8.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.25	$0.33	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	0.22	0.58	0.11	0.73	1.62
Total from investment operations	$0.45	$0.83	$0.44	$1.01	$1.95

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.27)	$(0.27)	$(0.34)	$(0.30)	$(0.34)
Net asset value, end of period (x)	$12.15	$11.97	$11.41	$11.31	$10.60
Total return (%) (r)(s)(x)	3.81	7.37	4.01	9.70	21.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.40	0.44	0.52	0.77
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.96	2.15	2.95	2.60	3.29
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$14,526	$14,704	$11,705	$5,883	$4,151

	Years ended 4/30
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.98	$11.42	$11.32	$10.61	$9.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.28	$0.32	$0.31	$0.34
Net realized and unrealized gain (loss) on investments	0.21	0.58	0.15	0.73	1.63
Total from investment operations	$0.48	$0.86	$0.47	$1.04	$1.97

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
From net realized gain on investments	(0.02)	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.30)	$(0.30)	$(0.37)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$12.16	$11.98	$11.42	$11.32	$10.61
Total return (%) (r)(s)(x)	4.07	7.63	4.27	9.97	22.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	0.15	0.19	0.27	0.47
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	2.22	2.41	2.88	2.82	3.38
Portfolio turnover	10	8	14	20	12
Net assets at end of period (000 omitted)	$33,109	$25,505	$967	$134	$116

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.75	$12.15	$12.07	$11.30	$9.51

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.27	$0.34	$0.30	$0.34
Net realized and unrealized gain (loss) on investments	0.23	0.62	0.11	0.78	1.78
Total from investment operations	$0.48	$0.89	$0.45	$1.08	$2.12

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.29)	$(0.37)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.98	$12.75	$12.15	$12.07	$11.30
Total return (%) (r)(s)(t)(x)	3.79	7.45	3.90	9.73	22.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.60	0.59	0.62	0.68
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.96	2.17	2.83	2.59	3.16
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$20,684	$19,813	$15,843	$12,831	$9,605

	Years ended 4/30
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.65	$12.07	$11.98	$11.22	$9.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.24	$0.21	$0.26
Net realized and unrealized gain (loss) on investments	0.23	0.62	0.12	0.78	1.77
Total from investment operations	$0.38	$0.79	$0.36	$0.99	$2.03

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.21)	$(0.27)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$12.87	$12.65	$12.07	$11.98	$11.22
Total return (%) (r)(s)(t)(x)	3.01	6.58	3.09	8.91	21.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.35	1.34	1.37	1.44
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	1.22	1.40	2.04	1.84	2.42
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$3,177	$3,205	$2,347	$2,764	$2,096

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.51	$11.95	$11.87	$11.13	$9.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.24	$0.21	$0.26
Net realized and unrealized gain (loss) on investments	0.22	0.61	0.11	0.78	1.75
Total from investment operations	$0.37	$0.78	$0.35	$0.99	$2.01

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.27)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$12.73	$12.51	$11.95	$11.87	$11.13
Total return (%) (r)(s)(t)(x)	3.01	6.56	3.10	8.98	21.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.35	1.34	1.37	1.42
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	1.20	1.41	2.04	1.86	2.42
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$7,955	$7,882	$5,674	$6,206	$4,243

	Years ended 4/30
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.82	$12.21	$12.13	$11.35	$9.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.29	$0.30	$0.37	$0.33	$0.37
Net realized and unrealized gain (loss) on investments	0.22	0.63	0.11	0.79	1.79
Total from investment operations	$0.51	$0.93	$0.48	$1.12	$2.16

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.32)	$(0.40)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$13.05	$12.82	$12.21	$12.13	$11.35
Total return (%) (r)(s)(x)	4.02	7.73	4.12	10.01	22.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.35	0.34	0.37	0.44
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	2.24	2.41	3.06	2.82	3.45
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$508	$614	$611	$603	$499
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.52	$11.94	$11.88	$11.14	$9.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.17	$0.24	$0.21	$0.26
Net realized and unrealized gain (loss) on investments	0.22	0.62	0.11	0.77	1.75
Total from investment operations	$0.37	$0.79	$0.35	$0.98	$2.01

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.29)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$12.75	$12.52	$11.94	$11.88	$11.14
Total return (%) (r)(s)(x)	3.01	6.65	3.04	8.92	21.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.35	1.34	1.37	1.43
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	1.19	1.42	2.06	1.86	2.44
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$4,872	$5,086	$4,879	$4,348	$3,622

	Years ended 4/30
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.65	$12.05	$11.98	$11.22	$9.45

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.23	$0.30	$0.27	$0.31
Net realized and unrealized gain (loss) on investments	0.22	0.63	0.11	0.77	1.77
Total from investment operations	$0.44	$0.86	$0.41	$1.04	$2.08

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.34)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$12.88	$12.65	$12.05	$11.98	$11.22
Total return (%) (r)(s)(x)	3.55	7.18	3.59	9.42	22.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.85	0.84	0.87	0.92
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	1.70	1.92	2.56	2.34	2.93
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$24,523	$22,719	$25,731	$23,777	$22,114

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.77	$12.16	$12.08	$11.30	$9.51

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.26	$0.33	$0.29	$0.34
Net realized and unrealized gain (loss) on investments	0.22	0.64	0.12	0.80	1.78
Total from investment operations	$0.47	$0.90	$0.45	$1.09	$2.12

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.29)	$(0.37)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.99	$12.77	$12.16	$12.08	$11.30
Total return (%) (r)(s)(x)	3.74	7.47	3.85	9.74	22.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.60	0.59	0.62	0.69
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.99	2.14	2.77	2.55	3.19
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$8,395	$7,348	$7,665	$6,278	$5,536

	Years ended 4/30
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.80	$12.19	$12.11	$11.34	$9.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.28	$0.26	$0.36	$0.33	$0.36
Net realized and unrealized gain (loss) on investments	0.24	0.67	0.12	0.78	1.80
Total from investment operations	$0.52	$0.93	$0.48	$1.11	$2.16

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.32)	$(0.40)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$13.04	$12.80	$12.19	$12.11	$11.34
Total return (%) (r)(s)(x)	4.11	7.74	4.12	9.93	22.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.29	0.34	0.37	0.43
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.04	0.10
Net investment income (l)	2.22	2.05	3.04	2.84	3.39
Portfolio turnover	18	21	29	29	14
Net assets at end of period (000 omitted)	$42,926	$37,294	$519	$261	$176

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	0.26	0.41
Total from investment operations	$0.47	$0.52

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.07)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.72	$10.45
Total return (%) (r)(s)(t)(x)	4.52	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	1.99	2.21	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$1,511	$221

Class B	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.27	0.39
Total from investment operations	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.05)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.12)	$(0.05)
Net asset value, end of period (x)	$10.70	$10.42
Total return (%) (r)(s)(t)(x)	3.80	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	1.22	1.56	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$136	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class C	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.26	0.39
Total from investment operations	$0.39	$0.47

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.05)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.05)
Net asset value, end of period (x)	$10.66	$10.42
Total return (%) (r)(s)(t)(x)	3.77	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	1.27	1.56	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$410	$106

Class I	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.46	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.13
Net realized and unrealized gain (loss) on investments	0.27	0.40
Total from investment operations	$0.50	$0.53

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.07)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.75	$10.46
Total return (%) (r)(s)(x)	4.83	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	2.19	2.55	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$192	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class R1	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.27	0.39
Total from investment operations	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.05)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.11)	$(0.05)
Net asset value, end of period (x)	$10.71	$10.42
Total return (%) (r)(s)(x)	3.83	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	1.21	1.56	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$109	$105

Class R2	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.10
Net realized and unrealized gain (loss) on investments	0.27	0.40
Total from investment operations	$0.45	$0.50

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.06)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.19)	$(0.06)
Net asset value, end of period (x)	$10.70	$10.44
Total return (%) (r)(s)(x)	4.30	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	1.74	2.06	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$1,591	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

Class R3	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.09
Net realized and unrealized gain (loss) on investments	0.27	0.42
Total from investment operations	$0.48	$0.51

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.07)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.72	$10.44
Total return (%) (r)(s)(x)	4.58	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	2.00	1.78	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$3,515	$1,781

Class R4	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.10
Net realized and unrealized gain (loss) on investments	0.28	0.42
Total from investment operations	$0.51	$0.52

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.07)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.75	$10.45
Total return (%) (r)(s)(x)	4.93	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	2.23	1.93	(a)
Portfolio turnover	17	6	(n)
Net assets at end of period (000 omitted)	$38,679	$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.49	$11.54	$11.61		$10.30	$7.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.25	$0.23	$0.25		$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.64	0.95	(0.02	)(g)	1.34	2.36
Total from investment operations	$0.89	$1.18	$0.23		$1.54	$2.58

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.30)		$(0.23)	$(0.25)
Net asset value, end of period (x)	$13.16	$12.49	$11.54		$11.61	$10.30
Total return (%) (r)(s)(t)(x)	7.18	10.34	2.15		15.11	32.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.42	0.43		0.44	0.46
Expenses after expense reductions (f)(h)	0.25	0.25	0.25		0.28	0.35
Net investment income (l)	1.96	1.94	2.27		1.91	2.28
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$55,682	$39,924	$33,245		$27,869	$20,097

	Years ended 4/30
Class B	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.40	$11.45	$11.52		$10.23	$7.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.14	$0.17		$0.12	$0.15
Net realized and unrealized gain (loss) on investments	0.64	0.96	(0.03	)(g)	1.33	2.34
Total from investment operations	$0.78	$1.10	$0.14		$1.45	$2.49

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.15)	$(0.21)		$(0.16)	$(0.18)
Net asset value, end of period (x)	$13.06	$12.40	$11.45		$11.52	$10.23
Total return (%) (r)(s)(t)(x)	6.33	9.65	1.36		14.23	31.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.17	1.18		1.19	1.22
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	1.12	1.19	1.51		1.16	1.55
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$7,055	$6,777	$5,820		$5,649	$4,418

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.27	$11.34	$11.43		$10.16	$7.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.14	$0.17		$0.12	$0.15
Net realized and unrealized gain (loss) on investments	0.64	0.94	(0.03	)(g)	1.32	2.32
Total from investment operations	$0.78	$1.08	$0.14		$1.44	$2.47

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.23)		$(0.17)	$(0.19)
Net asset value, end of period (x)	$12.92	$12.27	$11.34		$11.43	$10.16
Total return (%) (r)(s)(t)(x)	6.36	9.64	1.33		14.27	31.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.17	1.18		1.19	1.21
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	1.13	1.19	1.54		1.17	1.58
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$18,515	$16,209	$11,862		$9,727	$5,978

	Years ended 4/30
Class I	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.56	$11.59	$11.66		$10.34	$8.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.26	$0.28		$0.23	$0.24
Net realized and unrealized gain (loss) on investments	0.66	0.97	(0.03	)(g)	1.34	2.37
Total from investment operations	$0.93	$1.23	$0.25		$1.57	$2.61

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.32)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$13.24	$12.56	$11.59		$11.66	$10.34
Total return (%) (r)(s)(x)	7.42	10.73	2.38		15.39	32.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.17	0.18		0.19	0.22
Expenses after expense reductions (f)(h)	0.00	0.00	0.00		0.03	0.10
Net investment income (l)	2.10	2.18	2.50		2.19	2.57
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$2,916	$2,778	$1,948		$1,488	$857

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.39	$11.43	$11.50		$10.20	$7.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.14	$0.17		$0.12	$0.14
Net realized and unrealized gain (loss) on investments	0.64	0.96	(0.03	)(g)	1.33	2.34
Total from investment operations	$0.78	$1.10	$0.14		$1.45	$2.48

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.21)		$(0.15)	$(0.18)
Net asset value, end of period (x)	$13.06	$12.39	$11.43		$11.50	$10.20
Total return (%) (r)(s)(x)	6.35	9.65	1.32		14.26	31.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.18	1.18		1.19	1.22
Expenses after expense reductions (f)(h)	1.00	1.00	1.00		1.03	1.10
Net investment income (l)	1.12	1.19	1.50		1.14	1.55
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$7,494	$8,293	$8,804		$9,509	$9,195

	Years ended 4/30
Class R2	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.42	$11.46	$11.54		$10.24	$7.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.20	$0.22		$0.18	$0.19
Net realized and unrealized gain (loss) on investments	0.64	0.96	(0.03	)(g)	1.33	2.35
Total from investment operations	$0.85	$1.16	$0.19		$1.51	$2.54

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)	$(0.27)		$(0.21)	$(0.23)
Net asset value, end of period (x)	$13.08	$12.42	$11.46		$11.54	$10.24
Total return (%) (r)(s)(x)	6.83	10.21	1.82		14.84	32.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.68	0.68		0.69	0.72
Expenses after expense reductions (f)(h)	0.50	0.50	0.50		0.53	0.60
Net investment income (l)	1.63	1.68	2.02		1.66	2.06
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$71,178	$65,371	$67,060		$61,509	$49,039

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.50	$11.54	$11.62		$10.30	$7.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.23	$0.25		$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.66	0.96	(0.03	)(g)	1.35	2.36
Total from investment operations	$0.90	$1.19	$0.22		$1.55	$2.58

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.23)	$(0.30)		$(0.23)	$(0.25)
Net asset value, end of period (x)	$13.18	$12.50	$11.54		$11.62	$10.30
Total return (%) (r)(s)(x)	7.20	10.46	2.06		15.18	32.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.42	0.43		0.44	0.47
Expenses after expense reductions (f)(h)	0.25	0.25	0.25		0.28	0.35
Net investment income (l)	1.86	1.94	2.27		1.91	2.31
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$44,145	$41,188	$23,615		$19,344	$15,848

	Years ended 4/30
Class R4	2014	2013	2012		2011	2010
Net asset value, beginning of period	$12.55	$11.58	$11.65		$10.34	$7.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.27	$0.27	$0.29		$0.21	$0.24
Net realized and unrealized gain (loss) on investments	0.66	0.96	(0.04	)(g)	1.35	2.38
Total from investment operations	$0.93	$1.23	$0.25		$1.56	$2.62

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.32)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$13.23	$12.55	$11.58		$11.65	$10.34
Total return (%) (r)(s)(x)	7.42	10.74	2.39		15.29	32.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	0.16	0.18		0.19	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00		0.05	0.10
Net investment income (l)	2.13	2.21	2.61		2.03	2.54
Portfolio turnover	12	15	14		19	9
Net assets at end of period (000 omitted)	$147,311	$109,518	$1,583		$441	$344

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	0.94	0.86
Total from investment operations	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.19)	$(0.09)
Net asset value, end of period (x)	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	1.74	1.75	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$4,238	$380

Class B	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.94	0.87
Total from investment operations	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.08)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.87	0.86	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class C	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.91	0.84
Total from investment operations	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.16)	$(0.08)
Net asset value, end of period (x)	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	1.15	1.30	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$1,376	$171

Class I	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	0.92	0.85
Total from investment operations	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.83	$10.87
Total return (%) (r)(s)(x)	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	2.09	2.45	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class R1	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.94	0.84
Total from investment operations	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.09)	$(0.08)
Net asset value, end of period (x)	$11.78	$10.83
Total return (%) (r)(s)(x)	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.85	1.45	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$120	$109

Class R2	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.97	0.84
Total from investment operations	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.17)	$(0.09)
Net asset value, end of period (x)	$11.78	$10.85
Total return (%) (r)(s)(x)	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	1.09	1.95	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

Class R3	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	0.93	0.89
Total from investment operations	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.09)
Net asset value, end of period (x)	$11.80	$10.86
Total return (%) (r)(s)(x)	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	1.70	1.13	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$8,877	$3,065

Class R4	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	0.95	0.90
Total from investment operations	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.10)
Net asset value, end of period (x)	$11.83	$10.87
Total return (%) (r)(s)(x)	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.88	1.28	(a)
Portfolio turnover	10	8	(n)
Net assets at end of period (000 omitted)	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.51	$11.10	$11.39	$9.66	$7.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.15	$0.15	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	1.41	1.42	(0.23)	1.78	2.63
Total from investment operations	$1.58	$1.57	$(0.08)	$1.89	$2.76

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.16)	$(0.21)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$13.90	$12.51	$11.10	$11.39	$9.66
Total return (%) (r)(s)(t)(x)	12.67	14.24	(0.49)	19.70	39.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.46	0.47	0.50	0.55
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.28	0.35
Net investment income (l)	1.30	1.32	1.40	1.13	1.45
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$39,929	$26,738	$18,822	$15,665	$9,817

	Years ended 4/30
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.37	$10.99	$11.27	$9.58	$7.03

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07	$0.07	$0.04	$0.06
Net realized and unrealized gain (loss) on investments	1.39	1.39	(0.21)	1.74	2.61
Total from investment operations	$1.46	$1.46	$(0.14)	$1.78	$2.67

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.14)	$(0.09)	$(0.12)
Net asset value, end of period (x)	$13.73	$12.37	$10.99	$11.27	$9.58
Total return (%) (r)(s)(t)(x)	11.82	13.39	(1.16)	18.69	38.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	1.21	1.22	1.25	1.31
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.53	0.60	0.63	0.37	0.72
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$8,022	$6,347	$4,497	$3,996	$2,911

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.33	$10.94	$11.24	$9.56	$7.03

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.06	$0.06	$0.04	$0.06
Net realized and unrealized gain (loss) on investments	1.38	1.41	(0.22)	1.75	2.60
Total from investment operations	$1.45	$1.47	$(0.16)	$1.79	$2.66

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.08)	$(0.14)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$13.67	$12.33	$10.94	$11.24	$9.56
Total return (%) (r)(s)(t)(x)	11.78	13.48	(1.27)	18.81	37.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	1.21	1.22	1.25	1.30
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.02	1.10
Net investment income (l)	0.55	0.57	0.62	0.39	0.70
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$13,791	$8,949	$6,861	$5,594	$2,495

	Years ended 4/30
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.58	$11.15	$11.43	$9.70	$7.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.18	$0.17	$0.14	$0.16
Net realized and unrealized gain (loss) on investments	1.41	1.43	(0.21)	1.77	2.63
Total from investment operations	$1.62	$1.61	$(0.04)	$1.91	$2.79

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.18)	$(0.24)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$13.98	$12.58	$11.15	$11.43	$9.70
Total return (%) (r)(s)(x)	12.90	14.60	(0.17)	19.85	39.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	0.21	0.22	0.25	0.32
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	1.54	1.60	1.59	1.35	1.79
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$8,067	$6,207	$4,121	$3,009	$1,958

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.39	$10.99	$11.28	$9.57	$7.03

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07	$0.07	$0.03	$0.07
Net realized and unrealized gain (loss) on investments	1.39	1.41	(0.23)	1.76	2.60
Total from investment operations	$1.46	$1.48	$(0.16)	$1.79	$2.67

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.13)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$13.75	$12.39	$10.99	$11.28	$9.57
Total return (%) (r)(s)(x)	11.79	13.51	(1.26)	18.76	38.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	1.21	1.22	1.25	1.31
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.56	0.58	0.63	0.35	0.79
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$10,816	$9,253	$7,355	$6,558	$6,389

	Years ended 4/30
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.42	$11.01	$11.30	$9.59	$7.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.12	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss) on investments	1.39	1.42	(0.22)	1.76	2.60
Total from investment operations	$1.53	$1.54	$(0.10)	$1.85	$2.71

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.13)	$(0.19)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$13.79	$12.42	$11.01	$11.30	$9.59
Total return (%) (r)(s)(x)	12.34	14.05	(0.75)	19.38	38.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	0.71	0.72	0.75	0.81
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	1.04	1.08	1.14	0.88	1.25
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$73,435	$59,251	$54,704	$48,253	$36,518

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.49	$11.08	$11.37	$9.64	$7.07

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.15	$0.14	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	1.39	1.42	(0.22)	1.78	2.62
Total from investment operations	$1.57	$1.57	$(0.08)	$1.89	$2.75

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.16)	$(0.21)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$13.87	$12.49	$11.08	$11.37	$9.64
Total return (%) (r)(s)(x)	12.63	14.26	(0.50)	19.73	38.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.46	0.47	0.50	0.56
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	1.34	1.30	1.36	1.14	1.50
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$57,969	$35,972	$25,364	$18,169	$13,516

	Years ended 4/30
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.56	$11.14	$11.42	$9.69	$7.10

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.20	$0.17	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	1.41	1.40	(0.21)	1.77	2.65
Total from investment operations	$1.62	$1.60	$(0.04)	$1.91	$2.79

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.18)	$(0.24)	$(0.18)	$(0.20)
Net asset value, end of period (x)	$13.96	$12.56	$11.14	$11.42	$9.69
Total return (%) (r)(s)(x)	12.93	14.53	(0.17)	19.87	39.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.16	0.19	0.22	0.25	0.29
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	1.57	1.72	1.60	1.42	1.64
Portfolio turnover	6	13	12	15	6
Net assets at end of period (000 omitted)	$129,817	$80,692	$902	$702	$278

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	1.35	1.11
Total from investment operations	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	0.25	(a)
Net investment income (l)	1.33	1.33	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$3,502	$671

Class B	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	1.38	1.09
Total from investment operations	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.27	0.94	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class C	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	1.36	1.08
Total from investment operations	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.45	1.11	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$907	$136

Class I	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	1.36	1.09
Total from investment operations	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.11)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.44	$11.09
Total return (%) (r)(s)(x)	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.39	2.16	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class R1	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	1.38	1.08
Total from investment operations	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.39	$11.05
Total return (%) (r)(s)(x)	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.29	1.17	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$126	$112

Class R2	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	1.36	1.09
Total from investment operations	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.39	$11.07
Total return (%) (r)(s)(x)	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	0.94	1.50	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

Class R3	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	1.38	1.16
Total from investment operations	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.11)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.43	$11.08
Total return (%) (r)(s)(x)	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	1.10	0.53	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$6,246	$2,431

Class R4	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	1.38	1.16
Total from investment operations	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.11)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.44	$11.08
Total return (%) (r)(s)(x)	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.35	0.59	(a)
Portfolio turnover	8	3	(n)
Net assets at end of period (000 omitted)	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.49	$10.96	$11.31	$9.49	$6.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.11	$0.10	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	1.64	1.55	(0.27)	1.88	2.66
Total from investment operations	$1.77	$1.66	$(0.17)	$1.96	$2.76

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$14.09	$12.49	$10.96	$11.31	$9.49
Total return (%) (r)(s)(t)(x)	14.18	15.25	(1.36)	20.78	40.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.53	0.55	0.59	0.69
Expenses after expense reductions (f)(h)	0.24	0.25	0.25	0.28	0.35
Net investment income (l)	0.97	1.02	0.97	0.85	1.21
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$25,674	$17,207	$12,700	$10,260	$6,861

	Years ended 4/30
Class B	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.41	$10.90	$11.25	$9.44	$6.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.03	$0.02	$0.01	$0.04
Net realized and unrealized gain (loss) on investments	1.62	1.54	(0.27)	1.87	2.64
Total from investment operations	$1.64	$1.57	$(0.25)	$1.88	$2.68

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.06)	$(0.10)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$13.98	$12.41	$10.90	$11.25	$9.44
Total return (%) (r)(s)(t)(x)	13.26	14.42	(2.09)	20.00	39.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.28	1.30	1.34	1.46
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.16	0.29	0.21	0.11	0.49
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$4,155	$3,369	$2,498	$2,244	$1,630
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.28	$10.79	$11.16	$9.38	$6.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.03	$0.03	$0.01	$0.05
Net realized and unrealized gain (loss) on investments	1.61	1.52	(0.28)	1.85	2.61
Total from investment operations	$1.63	$1.55	$(0.25)	$1.86	$2.66

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.12)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$13.83	$12.28	$10.79	$11.16	$9.38
Total return (%) (r)(s)(t)(x)	13.30	14.40	(2.14)	19.93	38.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.27	1.30	1.34	1.44
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.14	0.28	0.26	0.12	0.53
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$10,639	$8,046	$5,663	$3,597	$2,134

	Years ended 4/30
Class I	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.57	$11.02	$11.37	$9.53	$6.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.14	$0.12	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	1.64	1.56	(0.27)	1.89	2.66
Total from investment operations	$1.80	$1.70	$(0.15)	$2.00	$2.79

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.20)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$14.18	$12.57	$11.02	$11.37	$9.53
Total return (%) (r)(s)(x)	14.38	15.61	(1.12)	21.16	40.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.28	0.30	0.34	0.46
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	1.20	1.27	1.19	1.11	1.47
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$8,344	$5,754	$4,030	$2,972	$2,094

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.32	$10.81	$11.18	$9.39	$6.84

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.03	$0.03	$0.01	$0.04
Net realized and unrealized gain (loss) on investments	1.61	1.53	(0.28)	1.85	2.63
Total from investment operations	$1.64	$1.56	$(0.25)	$1.86	$2.67

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.05)	$(0.12)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$13.88	$12.32	$10.81	$11.18	$9.39
Total return (%) (r)(s)(x)	13.32	14.44	(2.12)	19.90	39.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.28	1.30	1.34	1.46
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.03	1.10
Net investment income (l)	0.22	0.24	0.25	0.09	0.48
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$7,993	$6,368	$5,728	$5,204	$3,759

	Years ended 4/30
Class R2	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.41	$10.89	$11.24	$9.43	$6.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.08	$0.07	$0.06	$0.09
Net realized and unrealized gain (loss) on investments	1.63	1.54	(0.27)	1.87	2.63
Total from investment operations	$1.72	$1.62	$(0.20)	$1.93	$2.72

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.10)	$(0.15)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$14.00	$12.41	$10.89	$11.24	$9.43
Total return (%) (r)(s)(x)	13.91	14.93	(1.62)	20.58	39.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.78	0.80	0.84	0.95
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.53	0.60
Net investment income (l)	0.67	0.74	0.71	0.63	1.05
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$54,916	$45,142	$45,458	$38,606	$27,881

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.49	$10.96	$11.31	$9.49	$6.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.11	$0.10	$0.08	$0.11
Net realized and unrealized gain (loss) on investments	1.65	1.55	(0.27)	1.88	2.65
Total from investment operations	$1.77	$1.66	$(0.17)	$1.96	$2.76

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.18)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$14.09	$12.49	$10.96	$11.31	$9.49
Total return (%) (r)(s)(x)	14.17	15.26	(1.37)	20.78	40.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	0.52	0.55	0.59	0.72
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.28	0.35
Net investment income (l)	0.91	0.95	0.94	0.86	1.27
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$30,202	$19,518	$10,073	$7,752	$5,283

	Years ended 4/30
Class R4	2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.56	$11.01	$11.36	$9.53	$6.93

Income (loss) from investment operations
Net investment income (d)(l)	$0.16	$0.18	$0.13	$0.11	$0.13
Net realized and unrealized gain (loss) on investments	1.64	1.52	(0.28)	1.88	2.66
Total from investment operations	$1.80	$1.70	$(0.15)	$1.99	$2.79

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.20)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$14.17	$12.56	$11.01	$11.36	$9.53
Total return (%) (r)(s)(x)	14.39	15.62	(1.12)	21.05	40.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.24	0.30	0.35	0.46
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.03	0.10
Net investment income (l)	1.19	1.50	1.20	1.11	1.51
Portfolio turnover	8	16	13	14	8
Net assets at end of period (000 omitted)	$109,501	$77,285	$771	$499	$234

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	1.47	1.14
Total from investment operations	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.17)	$(0.10)
Net asset value, end of period (x)	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.22	0.25	(a)
Net investment income (l)	1.10	1.46	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$1,403	$208

Class B	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	1.44	1.13
Total from investment operations	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.09)	$(0.09)
Net asset value, end of period (x)	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.23	0.90	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$325	$143

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class C	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.45	1.15
Total from investment operations	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.08)	$(0.09)
Net asset value, end of period (x)	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.16	0.49	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$421	$197

Class I	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	1.47	1.12
Total from investment operations	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.56	$11.13
Total return (%) (r)(s)(x)	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.17	2.10	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class R1	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	1.45	1.13
Total from investment operations	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.09)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.06)	$(0.09)
Net asset value, end of period (x)	$12.51	$11.10
Total return (%) (r)(s)(x)	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.15	1.10	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$127	$112

Class R2	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	1.45	1.13
Total from investment operations	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.14)	$(0.10)
Net asset value, end of period (x)	$12.51	$11.11
Total return (%) (r)(s)(x)	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	0.77	1.60	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

Class R3	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	1.45	1.20
Total from investment operations	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.54	$11.13
Total return (%) (r)(s)(x)	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	0.97	0.54	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$3,383	$1,253

Class R4	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	1.46	1.21
Total from investment operations	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.10)
From net realized gain on investments	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.10)
Net asset value, end of period (x)	$12.56	$11.13
Total return (%) (r)(s)(x)	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.22	0.46	(a)
Portfolio turnover	10	5	(n)
Net assets at end of period (000 omitted)	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30			Period ended 4/30/11 (c)
Class A	2014	2013	2012
Net asset value, beginning of period	$13.45	$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	1.76	1.66	(0.22)	2.10
Total from investment operations	$1.90	$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.18)	$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$15.17	$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	14.14	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.00	1.05	0.66	1.60	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$4,726	$1,916	$655	$1,836

	Years ended 4/30			Period ended 4/30/11 (c)
Class B	2014	2013	2012
Net asset value, beginning of period	$13.32	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	1.74	1.65	(0.26)	2.13
Total from investment operations	$1.76	$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.07)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.01	$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	13.24	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.13	0.29	0.16	0.46	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$671	$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30			Period ended 4/30/11 (c)
Class C	2014	2013	2012
Net asset value, beginning of period	$13.30	$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	1.73	1.63	(0.27)	2.12
Total from investment operations	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.10)	$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$14.96	$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	13.25	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income	0.18	0.30	0.24	0.52	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,195	$468	$267	$167

	Years ended 4/30			Period ended 4/30/11 (c)
Class I	2014	2013	2012
Net asset value, beginning of period	$13.41	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	1.76	1.66	(0.27)	2.12
Total from investment operations	$1.93	$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.14	$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	14.43	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	1.85	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.20	1.21	1.33	1.55	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$840	$542	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30			Period ended 4/30/11 (c)
Class R1	2014	2013	2012
Net asset value, beginning of period	$13.31	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	1.74	1.62	(0.26)	2.12
Total from investment operations	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.09)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$14.98	$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	13.24	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.16	0.38	0.21	0.58	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$567	$250	$182	$122

	Years ended 4/30			Period ended 4/30/11 (c)
Class R2	2014	2013	2012
Net asset value, beginning of period	$13.34	$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	1.75	1.63	(0.25)	2.13
Total from investment operations	$1.85	$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$15.04	$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	13.87	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.01	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.67	0.81	0.66	1.08	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$6,975	$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30			Period ended 4/30/11 (c)
Class R3	2014	2013	2012
Net asset value, beginning of period	$13.37	$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	1.77	1.65	(0.24)	2.12
Total from investment operations	$1.90	$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.18)	$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$15.09	$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	14.19	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.90	0.95	0.79	1.28	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$4,941	$2,694	$585	$144

	Years ended 4/30			Period ended 4/30/11 (c)
Class R4	2014	2013	2012
Net asset value, beginning of period	$13.40	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.18	$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	1.75	1.61	(0.25)	2.12
Total from investment operations	$1.93	$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.13	$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	14.44	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	(a)
Net investment income	1.22	1.51	1.19	1.58	(a)
Portfolio turnover	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$38,224	$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	1.45	1.14
Total from investment operations	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	0.97	1.74	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$428	$143

Class B	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	1.46	1.13
Total from investment operations	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.11	1.10	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class C	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	1.41	1.14
Total from investment operations	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.11)	$(0.10)
Net asset value, end of period (x)	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.46	1.03	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$494	$129

Class I	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	1.47	1.13
Total from investment operations	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.11)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.57	$11.13
Total return (%) (r)(s)(x)	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.13	2.10	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class R1	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	1.45	1.13
Total from investment operations	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.51	$11.09
Total return (%) (r)(s)(x)	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	(a)
Net investment income (l)	0.15	1.10	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$127	$112

Class R2	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	1.47	1.13
Total from investment operations	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.12)	$(0.10)
Net asset value, end of period (x)	$12.53	$11.11
Total return (%) (r)(s)(x)	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	(a)
Net investment income (l)	0.60	1.60	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

Class R3	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	1.45	1.16
Total from investment operations	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.11)
Net asset value, end of period (x)	$12.54	$11.12
Total return (%) (r)(s)(x)	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	(a)
Net investment income (l)	0.97	1.42	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$894	$239

Class R4	Year ended 4/30/14	Period ended 4/30/13 (c)
Net asset value, beginning of period	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	1.45	1.14
Total from investment operations	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.11)
From net realized gain on investments	(0.02)	—
Total distributions declared to shareholders	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.56	$11.13
Total return (%) (r)(s)(x)	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	(a)
Net investment income (l)	1.24	1.98	(a)
Portfolio turnover	20	3	(n)
Net assets at end of period (000 omitted)	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily

Notes to Financial Statements – continued

traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements – continued

The following is a summary of the levels used as of April 30, 2014 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$340,398,515	$—	$—	$340,398,515

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$112,898,814	$—	$—	$112,898,814

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$46,141,801	$—	$—	$46,141,801

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$354,592,879	$—	$—	$354,592,879

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$86,076,972	$—	$—	$86,076,972

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$342,125,992	$—	$—	$342,125,992

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$61,103,549	$—	$—	$61,103,549

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$251,569,823	$—	$—	$251,569,823

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$31,849,460	$—	$—	$31,849,460

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$58,166,513	$—	$—	$58,166,513

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$4,401,660	$—	$—	$4,401,660

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2014, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/14	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$5,938,764	$2,050,051	$772,271	$5,530,035	$1,210,081	$4,250,110
Long-term capital gains	228,235	—	—	—	615	—
Total distributions	$6,166,999	$2,050,051	$772,271	$5,530,035	$1,210,696	$4,250,110

Year ended 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$731,047	$2,760,025	$360,031	$610,024	$33,001
Long-term capital gains	7,533	—	5,018	—	3,002
Total distributions	$738,580	$2,760,025	$365,049	$610,024	$36,003

Year ended 4/30/13	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund (c)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund (c)	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$4,439,963	$1,380,022	$5,400	$3,799,961	$7,300	$2,100,005

Year ended 4/30/13	MFS Lifetime 2035 Fund (c)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund (c)	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund (c)
Ordinary income (including any short-term capital gains)	$9,600	$1,305,006	$8,350	$178,904	$8,350

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$314,601,372	$101,632,004	$44,813,972	$309,302,121	$80,020,252	$281,103,062
Gross appreciation	$28,506,380	$11,684,371	$1,762,597	$47,026,376	$6,430,585	$61,627,061
Gross depreciation	(2,709,237)	(417,561)	(434,768)	(1,735,618)	(373,865)	(604,131)
Net unrealized appreciation (depreciation)	$25,797,143	$11,266,810	$1,327,829	$45,290,758	$6,056,720	$61,022,930
Undistributed ordinary income	1,086,744	642,167	323,855	1,813,212	375,518	727,787
Undistributed long-term capital gain	1,140,043	294,187	159,861	—	628,312	—
Capital loss carryforwards	—	—	—	(2,135,458)	—	(1,547,627)
Other temporary differences	(417,072)	—	—	—	—	—

As of 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$55,414,687	$200,457,686	$28,827,878	$50,983,991	$4,073,054
Gross appreciation	$5,784,474	$51,161,978	$3,056,384	$7,231,840	$328,673
Gross depreciation	(95,612)	(49,841)	(34,802)	(49,318)	(67)
Net unrealized appreciation (depreciation)	$5,688,862	$51,112,137	$3,021,582	$7,182,522	$328,606
Undistributed ordinary income	105,944	149,281	40,497	51,550	2,499
Undistributed long-term capital gain	590,783	307,372	311,867	492,789	31,527

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2014, the following funds had capital loss carryforwards available to offset future realized gains:

Pre-enactment losses which expire as follows:	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund
4/30/18	$(1,840,326)	$(1,280,524)
4/30/19	(295,132)	(267,103)
Total	$(2,135,458)	$(1,547,627)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2015 Fund
	Year ended 4/30/14	Year ended 4/30/13	Year ended 4/30/14	Year ended 4/30/13	Year ended 4/30/14	Period ended 4/30/13 (c)
Class A	$2,299,335	$1,967,546	$390,712	$443,002	$19,501	$1,119
Class B	249,613	216,554	41,296	45,317	1,218	536
Class C	1,426,457	1,061,727	94,816	126,984	4,352	537
Class I	557,623	350,532	12,336	16,316	1,950	698
Class R1	30,794	39,912	52,495	86,413	908	537
Class R2	154,292	192,777	379,310	498,641	15,076	617
Class R3	296,324	293,853	185,402	131,820	54,766	658
Class R4	668,308	317,062	893,684	31,529	612,328	698
Total	$5,682,746	$4,439,963	$2,050,051	$1,380,022	$710,099	$5,400

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Year ended 4/30/14	Year ended 4/30/13	Year ended 4/30/14	Period ended 4/30/13 (c)	Year ended 4/30/14	Year ended 4/30/13
Class A	$922,617	$697,495	$55,556	$1,029	$480,700	$298,090
Class B	67,385	77,294	5,900	821	56,331	41,011
Class C	173,751	189,863	12,449	821	100,775	51,670
Class I	49,840	49,784	5,763	982	116,553	74,610
Class R1	71,136	93,358	794	821	78,911	53,253
Class R2	999,424	1,082,409	12,892	902	829,877	601,024
Class R3	719,161	597,509	119,838	942	760,147	370,086
Class R4	2,526,721	1,012,249	916,864	982	1,826,816	610,261
Total	$5,530,035	$3,799,961	$1,130,056	$7,300	$4,250,110	$2,100,005

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year ended 4/30/14	Period ended 4/30/13 (c)	Year ended 4/30/14	Year ended 4/30/13	Year ended 4/30/14	Year ended 4/30/13 (c)
Class A	$45,913	$2,428	$283,925	$157,502	$11,868	$998
Class B	2,413	949	21,341	14,564	1,828	964
Class C	7,556	949	59,770	34,394	1,718	1,485
Class I	15,942	1,112	105,159	62,423	2,309	1,038
Class R1	593	949	47,452	23,598	547	874
Class R2	26,535	1,030	516,353	342,547	5,187	956
Class R3	62,307	1,071	323,525	132,349	31,972	997
Class R4	548,775	1,112	1,402,500	537,629	289,590	1,038
Total	$710,034	$9,600	$2,760,025	$1,305,006	$345,019	$8,350

	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year ended 4/30/14	Year ended 4/30/13	Year ended 4/30/14	Year ended 4/30/13 (c)
Class A	$45,519	$12,551	$3,293	$1,084
Class B	2,738	1,637	351	962
Class C	5,565	1,669	2,813	962
Class I	10,416	4,408	2,613	1,125
Class R1	2,481	1,232	345	962
Class R2	51,316	20,817	1,129	1,044
Class R3	46,435	12,654	6,682	1,085
Class R4	445,554	123,936	12,773	1,126
Total	$610,024	$178,904	$29,999	$8,350

From net realized gain on investments

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2055 Fund
	Year ended 4/30/14	Year ended 4/30/14	Year ended 4/30/14	Year ended 4/30/14	Year ended 4/30/14	Year ended 4/30/14
Class A	$163,914	$1,782	$4,139	$1,940	$717	$626
Class B	28,977	208	686	178	210	249
Class C	170,424	543	1,096	382	220	756
Class I	38,261	168	402	622	130	436
Class R1	3,581	168	132	67	95	248
Class R2	13,047	1,492	1,063	1,228	370	288
Class R3	21,614	5,140	9,121	2,712	2,022	1,267
Class R4	44,435	52,671	64,001	21,417	16,266	2,134
Total	$484,253	$62,172	$80,640	$28,546	$20,030	$6,004

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2014. After August 31, 2014, MFS may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the year ended April 30, 2014, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$425,878	$293,869	$173,595	$474,396	$184,601	$459,867

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$180,876	$442,992	$173,387	$220,981	$164,620

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$148,373	$4,313	$1,982	$24,265	$8,993	$28,412

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$8,623	$20,646	$4,958	$6,984	$776

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$276,799
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	50,347
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	2,115
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	114,256
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.24%	6,955
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	81,472
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	6,341
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	53,526
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.22%	1,895
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	8,215
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	658

Notes to Financial Statements – continued

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$184,419
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	32,459
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	1,300
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	69,281
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	5,306
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	71,557
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	2,925
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	37,327
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,476
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	5,458
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,253

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$1,039,965
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	78,160
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	2,915
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	168,128
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	6,493
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	114,290
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	4,437
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	90,465
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,725
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,361
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,745

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$22,713
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	48,972
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	1,056
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	79,348
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,141
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	100,712
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	1,189
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	72,933
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,197
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,678
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,199

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$41,712
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	115,580
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	4,162
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	339,986
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	7,518
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	335,734
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	8,788
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	251,734
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	2,372
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	23,797
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	744

Notes to Financial Statements – continued

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$35,407
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	21,967
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	7,398
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	108,994
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	17,147
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	120,702
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	11,252
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	62,218
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	6,085
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	9,364
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	1,404

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Total Distribution and Service Fees	$1,601,015	$347,485	$18,946	$879,993	$44,560	$824,467

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$34,932	$568,203	$16,750	$57,873	$8,003

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2014, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$2,490	$240	$1,667	$146	$1,854
Class B	17	—	225	—	14
Class C	57	—	5	—	89
Class R2	—	8	77	—	20
Class R3	—	—	326	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$187	$1,551	$247	$107	$2
Class B	—	14	—	16	—
Class C	—	3	—	—	—
Class R2	—	19	—	—	—
Class R3	—	6	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2014, were as follows:

CDSC imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$1,347	$21	$—	$373	$—	$28
Class B	42,718	6,895	—	11,666	422	9,044
Class C	42,088	1,107	58	6,590	1,827	3,218

CDSC imposed	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$21	$194	$30	$22	$—
Class B	393	7,950	—	482	—
Class C	141	860	16	363	1

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2014, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2014 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0056%	0.0160%	0.0465%	0.0055%	0.0266%	0.0060%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0378%	0.0080%	0.0738%	0.0400%	0.7039%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2014, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$1,729	$618	$204	$1,783	$349	$1,581

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$243	$1,198	$123	$231	$12

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$599	$212	$68	$617	$116	$540

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$80	$412	$41	$78	$4

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements – continued

On November 1, 2012, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $800,000 of the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund.

On September 11, 2013, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Retirement Income Fund	Class R4	6,702	$78,816
MFS Lifetime 2020 Fund	Class I	6,291	$79,581
MFS Lifetime 2030 Fund	Class R5	6,133	$80,158
MFS Lifetime 2040 Fund	Class R5	15,833	$209,312
MFS Lifetime 2050 Fund	Class A	10,362	$146,519
MFS Lifetime 2050 Fund	Class R2	10,375	$145,354
MFS Lifetime 2050 Fund	Class R3	10,419	$146,491

At April 30, 2014, MFS held 80%, 57%, and 100% of the outstanding shares of Class B, Class I, and Class R1, respectively, of MFS Lifetime 2015 Fund, 100% of the outstanding shares of Class R1 of MFS Lifetime 2025 Fund and MFS Lifetime 2035 Fund, 53% and 100% of the outstanding shares of Class I and Class R1, respectively, of MFS Lifetime 2045 Fund and 86% and 100% of the outstanding shares of Class B and Class R1, respectively, of MFS Lifetime 2055 Fund.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$79,600,357	$23,845,443	$20,429,058	$77,910,437	$40,968,078	$89,159,075
Sales	$32,513,667	$19,410,295	$6,179,611	$37,132,589	$6,515,262	$15,978,719

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$29,998,914	$56,697,196	$16,603,507	$26,962,627	$3,439,018
Sales	$3,873,626	$16,853,569	$2,259,680	$3,837,297	$487,230

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/14		Year ended 4/30/13		Year ended 4/30/14		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,706,767	$44,120,492	4,986,956	$57,674,050	416,422	$5,304,832	441,772	$5,466,067
Class B	357,418	4,257,159	627,977	7,287,264	31,950	402,522	99,340	1,221,515
Class C	5,596,279	66,791,195	3,481,953	40,425,881	127,813	1,592,386	235,876	2,861,681
Class I	1,160,160	13,821,501	1,088,344	12,596,019	7,428	95,785	22,707	284,700
Class R1	58,217	696,077	45,805	530,749	115,795	1,451,285	147,571	1,788,821
Class R2	171,366	2,049,760	353,302	4,071,988	655,961	8,302,271	552,749	6,787,819
Class R3	401,260	4,751,037	447,484	5,187,704	375,724	4,759,642	263,365	3,279,788
Class R4	1,196,961	14,307,382	2,446,588	28,551,588	854,589	10,883,990	3,013,079	37,768,197
	12,648,428	$150,794,603	13,478,409	$156,325,243	2,585,682	$32,792,713	4,776,459	$59,458,588

Shares issued to shareholders in reinvestment of distributions
Class A	194,494	$2,324,811	151,460	$1,760,102	28,334	$360,695	32,316	$397,475
Class B	22,371	267,725	17,448	202,524	2,963	37,517	3,350	40,997
Class C	124,658	1,492,844	82,089	951,850	6,703	83,923	8,876	107,396
Class I	33,493	400,806	20,323	236,453	959	12,264	1,314	16,235
Class R1	2,864	34,291	3,440	39,859	4,186	52,495	6,241	75,590
Class R2	13,093	156,585	15,612	180,937	28,995	366,491	38,992	476,485
Class R3	26,566	317,717	25,323	293,734	14,553	185,402	10,699	131,820
Class R4	59,557	712,646	27,023	317,047	69,983	893,684	2,555	31,529
	477,096	$5,707,425	342,718	$3,982,506	156,676	$1,992,471	104,343	$1,277,527

Shares reacquired
Class A	(4,092,956)	$(48,819,589)	(1,405,726)	$(16,284,451)	(405,134)	$(5,156,416)	(223,857)	$(2,778,483)
Class B	(291,067)	(3,476,917)	(176,793)	(2,056,330)	(41,393)	(524,817)	(43,912)	(540,263)
Class C	(1,962,744)	(23,416,049)	(2,056,158)	(23,709,394)	(139,681)	(1,746,032)	(89,882)	(1,090,076)
Class I	(632,803)	(7,562,119)	(238,395)	(2,758,497)	(17,341)	(223,917)	(26,156)	(327,683)
Class R1	(75,241)	(901,248)	(88,358)	(1,014,009)	(144,040)	(1,805,180)	(156,138)	(1,883,120)
Class R2	(288,290)	(3,448,285)	(418,550)	(4,868,844)	(576,665)	(7,300,680)	(930,736)	(11,421,729)
Class R3	(460,458)	(5,500,242)	(270,922)	(3,143,003)	(319,739)	(4,095,156)	(328,750)	(4,043,375)
Class R4	(662,114)	(7,903,942)	(428,788)	(5,002,906)	(544,418)	(6,959,230)	(145,364)	(1,827,037)
	(8,465,673)	$(101,028,391)	(5,083,690)	$(58,837,434)	(2,188,411)	$(27,811,428)	(1,944,795)	$(23,911,766)

Net change
Class A	(191,695)	$(2,374,286)	3,732,690	$43,149,701	39,622	$509,111	250,231	$3,085,059
Class B	88,722	1,047,967	468,632	5,433,458	(6,480)	(84,778)	58,778	722,249
Class C	3,758,193	44,867,990	1,507,884	17,668,337	(5,165)	(69,723)	154,870	1,879,001
Class I	560,850	6,660,188	870,272	10,073,975	(8,954)	(115,868)	(2,135)	(26,748)
Class R1	(14,160)	(170,880)	(39,113)	(443,401)	(24,059)	(301,400)	(2,326)	(18,709)
Class R2	(103,831)	(1,241,940)	(49,636)	(615,919)	108,291	1,368,082	(338,995)	(4,157,425)
Class R3	(32,632)	(431,488)	201,885	2,338,435	70,538	849,888	(54,686)	(631,767)
Class R4	594,404	7,116,086	2,044,823	23,865,729	380,154	4,818,444	2,870,270	35,972,689
	4,659,851	$55,473,637	8,737,437	$101,470,315	553,947	$6,973,756	2,936,007	$36,824,349

Notes to Financial Statements – continued

	MFS Lifetime 2015 Fund				MFS Lifetime 2020 Fund
	Year ended 4/30/14		Period ended 4/30/13 (c)		Year ended 4/30/14		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	125,302	$1,317,443	21,036	$212,182	1,887,773	$24,316,726	815,346	$9,644,293
Class B	2,745	28,737	10,002	100,026	107,388	1,357,923	133,239	1,562,160
Class C	31,056	323,569	10,081	100,842	530,336	6,647,327	475,738	5,516,995
Class I	7,612	81,074	10,000	100,001	35,678	461,864	61,954	734,201
Class R1	—	—	10,000	100,000	125,447	1,586,600	164,126	1,914,134
Class R2	205,716	2,162,431	10,000	100,000	1,565,123	19,830,845	1,555,995	18,300,912
Class R3	214,090	2,228,921	170,814	1,753,335	1,355,894	17,174,344	2,017,098	23,985,143
Class R4	1,423,861	14,971,481	2,718,183	27,788,747	3,551,760	45,396,725	9,172,201	110,594,225
	2,010,382	$21,113,656	2,960,116	$30,255,133	9,159,399	$116,772,354	14,395,697	$172,252,063

Shares issued to shareholders in reinvestment of distributions
Class A	1,646	$17,322	112	$1,119	68,742	$886,776	56,935	$670,119
Class B	136	1,426	54	536	4,958	63,661	6,087	71,343
Class C	467	4,895	54	537	10,192	129,444	11,389	131,997
Class I	201	2,117	70	698	3,753	48,670	4,025	47,621
Class R1	103	1,075	53	537	5,540	71,136	7,973	93,358
Class R2	1,578	16,568	62	617	75,139	964,787	89,580	1,048,983
Class R3	5,700	59,905	66	658	55,663	719,161	50,722	597,509
Class R4	63,153	664,999	70	698	194,963	2,526,721	85,711	1,012,249
	72,984	$768,307	541	$5,400	418,950	$5,410,356	312,422	$3,673,179

Shares reacquired
Class A	(7,234)	$(75,638)	—	$—	(921,482)	$(11,742,252)	(558,837)	$(6,606,776)
Class B	(252)	(2,648)	—	—	(118,751)	(1,508,309)	(100,921)	(1,184,087)
Class C	(3,168)	(33,627)	(1)	(15)	(428,429)	(5,344,906)	(211,804)	(2,483,546)
Class I	—	—	—	—	(40,406)	(516,579)	(12,827)	(151,053)
Class R1	—	—	—	—	(226,543)	(2,871,416)	(272,782)	(3,175,867)
Class R2	(68,676)	(715,356)	—	—	(1,464,511)	(18,526,464)	(2,231,550)	(26,186,109)
Class R3	(62,463)	(661,223)	(334)	(3,490)	(1,355,591)	(17,303,858)	(818,791)	(9,705,724)
Class R4	(505,999)	(5,332,003)	(99,613)	(1,024,493)	(1,338,504)	(17,173,497)	(667,445)	(8,066,274)
	(647,792)	$(6,820,495)	(99,948)	$(1,027,998)	(5,894,217)	$(74,987,281)	(4,874,957)	$(57,559,436)

Net change
Class A	119,714	$1,259,127	21,148	$213,301	1,035,033	$13,461,250	313,444	$3,707,636
Class B	2,629	27,515	10,056	100,562	(6,405)	(86,725)	38,405	449,416
Class C	28,355	294,837	10,134	101,364	112,099	1,431,865	275,323	3,165,446
Class I	7,813	83,191	10,070	100,699	(975)	(6,045)	53,152	630,769
Class R1	103	1,075	10,053	100,537	(95,556)	(1,213,680)	(100,683)	(1,168,375)
Class R2	138,618	1,463,643	10,062	100,617	175,751	2,269,168	(585,975)	(6,836,214)
Class R3	157,327	1,627,603	170,546	1,750,503	55,966	589,647	1,249,029	14,876,928
Class R4	981,015	10,304,477	2,618,640	26,764,952	2,408,219	30,749,949	8,590,467	103,540,200
	1,435,574	$15,061,468	2,860,709	$29,232,535	3,684,132	$47,195,429	9,833,162	$118,365,806

Notes to Financial Statements – continued

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/14		Period ended 4/30/13 (c)		Year ended 4/30/14		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	400,266	$4,529,518	51,057	$523,561	1,012,043	$13,449,152	691,345	$7,945,437
Class B	37,532	424,399	31,648	324,798	130,950	1,713,094	144,633	1,609,210
Class C	119,239	1,360,549	15,706	160,210	485,101	6,340,207	284,757	3,206,067
Class I	26,830	305,731	10,000	100,001	150,235	1,993,092	249,840	2,900,065
Class R1	—	—	10,000	100,000	229,083	3,020,981	231,343	2,643,066
Class R2	350,781	4,019,846	11,040	111,178	1,859,371	24,448,595	1,528,713	17,350,065
Class R3	543,622	6,081,974	285,441	3,010,091	1,875,435	24,648,600	1,184,110	13,705,291
Class R4	2,273,922	25,789,783	3,874,752	40,624,890	3,796,301	50,094,240	6,826,778	79,938,983
	3,752,192	$42,511,800	4,289,644	$44,954,729	9,538,519	$125,707,961	11,141,519	$129,298,184

Shares issued to shareholders in reinvestment of distributions
Class A	4,992	$57,851	103	$1,029	32,602	$445,665	24,534	$280,177
Class B	570	6,586	82	821	4,000	54,164	3,523	39,883
Class C	1,148	13,227	82	821	5,458	73,579	3,007	33,923
Class I	532	6,166	98	982	8,444	116,016	6,440	73,864
Class R1	80	927	82	821	5,824	78,911	4,700	53,253
Class R2	1,206	13,955	90	902	59,729	810,520	52,144	591,309
Class R3	11,136	128,959	94	942	55,729	760,147	32,464	370,086
Class R4	84,557	980,866	98	982	133,247	1,826,816	53,298	610,261
	104,221	$1,208,537	729	$7,300	305,033	$4,165,818	180,110	$2,052,756

Shares reacquired
Class A	(81,384)	$(953,106)	(16,139)	$(159,146)	(308,818)	$(4,074,952)	(275,083)	$(3,146,344)
Class B	(5,604)	(62,528)	(17)	(185)	(63,611)	(839,232)	(44,435)	(501,978)
Class C	(18,683)	(216,205)	(8)	(83)	(207,582)	(2,715,681)	(188,971)	(2,124,433)
Class I	(1)	(13)	—	—	(75,110)	(991,987)	(132,352)	(1,499,284)
Class R1	—	—	—	—	(195,089)	(2,589,684)	(158,002)	(1,787,924)
Class R2	(40,736)	(450,544)	—	—	(1,365,033)	(18,025,640)	(1,776,306)	(20,039,968)
Class R3	(85,068)	(979,070)	(3,183)	(33,792)	(632,479)	(8,385,164)	(626,143)	(7,144,435)
Class R4	(472,164)	(5,340,663)	(143,424)	(1,528,880)	(1,053,455)	(13,999,207)	(535,287)	(6,330,958)
	(703,640)	$(8,002,129)	(162,771)	$(1,722,086)	(3,901,177)	$(51,621,547)	(3,736,579)	$(42,575,324)

Net change
Class A	323,874	$3,634,263	35,021	$365,444	735,827	$9,819,865	440,796	$5,079,270
Class B	32,498	368,457	31,713	325,434	71,339	928,026	103,721	1,147,115
Class C	101,704	1,157,571	15,780	160,948	282,977	3,698,105	98,793	1,115,557
Class I	27,361	311,884	10,098	100,983	83,569	1,117,121	123,928	1,474,645
Class R1	80	927	10,082	100,821	39,818	510,208	78,041	908,395
Class R2	311,251	3,583,257	11,130	112,080	554,067	7,233,475	(195,449)	(2,098,594)
Class R3	469,690	5,231,863	282,352	2,977,241	1,298,685	17,023,583	590,431	6,930,942
Class R4	1,886,315	21,429,986	3,731,426	39,096,992	2,876,093	37,921,849	6,344,789	74,218,286
	3,152,773	$35,718,208	4,127,602	$43,239,943	5,942,375	$78,252,232	7,585,050	$88,775,616

Notes to Financial Statements – continued

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Year ended 4/30/14		Period ended 4/30/13 (c)		Year ended 4/30/14		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	347,090	$4,020,427	60,353	$625,092	691,589	$9,200,772	418,757	$4,768,740
Class B	18,422	214,492	16,772	172,694	62,014	830,050	72,885	809,677
Class C	65,503	780,155	12,242	124,297	339,767	4,520,085	234,216	2,603,055
Class I	109,204	1,251,590	10,000	100,002	141,748	1,914,401	99,428	1,143,977
Class R1	—	—	10,000	100,000	209,748	2,773,664	187,427	2,085,310
Class R2	232,814	2,728,738	28,796	304,366	1,570,773	20,849,297	1,474,557	16,490,336
Class R3	337,815	3,974,987	225,784	2,409,605	1,076,572	14,402,821	902,716	10,460,647
Class R4	1,578,001	18,590,713	2,300,504	24,418,184	2,671,022	35,717,800	6,518,262	75,748,670
	2,688,849	$31,561,102	2,664,451	$28,254,240	6,763,233	$90,208,890	9,908,248	$114,110,412

Shares issued to shareholders in reinvestment of distributions
Class A	3,916	$47,853	242	$2,428	19,041	$264,480	13,148	$148,439
Class B	212	2,591	94	949	1,462	20,193	1,245	13,998
Class C	620	7,535	94	949	2,650	36,225	1,906	21,216
Class I	1,353	16,564	111	1,112	7,450	104,074	5,500	62,423
Class R1	54	660	94	949	3,461	47,452	2,115	23,598
Class R2	2,274	27,763	103	1,030	36,303	501,350	29,646	332,921
Class R3	5,312	65,019	107	1,071	23,292	323,525	11,723	132,349
Class R4	46,584	570,192	111	1,112	100,466	1,402,500	47,410	537,629
	60,325	$738,177	956	$9,600	194,125	$2,699,799	112,693	$1,272,573

Shares reacquired
Class A	(129,408)	$(1,515,120)	(30)	$(323)	(265,999)	$(3,526,390)	(213,269)	$(2,387,906)
Class B	(2,800)	(30,296)	(13)	(142)	(37,825)	(503,658)	(31,850)	(359,586)
Class C	(4,844)	(56,814)	(5)	(53)	(228,313)	(2,989,384)	(105,790)	(1,176,019)
Class I	(6,750)	(82,748)	—	—	(18,801)	(250,379)	(12,599)	(138,559)
Class R1	—	—	—	—	(154,146)	(2,055,588)	(202,397)	(2,262,021)
Class R2	(44,626)	(517,044)	—	—	(1,320,512)	(17,542,695)	(2,042,016)	(22,378,651)
Class R3	(59,849)	(718,260)	(6,506)	(71,319)	(518,653)	(6,922,489)	(270,826)	(3,063,225)
Class R4	(207,266)	(2,478,710)	(38,915)	(420,737)	(1,199,763)	(16,099,306)	(481,938)	(5,645,861)
	(455,543)	$(5,398,992)	(45,469)	$(492,574)	(3,744,012)	$(49,889,889)	(3,360,685)	$(37,411,828)

Net change
Class A	221,598	$2,553,160	60,565	$627,197	444,631	$5,938,862	218,636	$2,529,273
Class B	15,834	186,787	16,853	173,501	25,651	346,585	42,280	464,089
Class C	61,279	730,876	12,331	125,193	114,104	1,566,926	130,332	1,448,252
Class I	103,807	1,185,406	10,111	101,114	130,397	1,768,096	92,329	1,067,841
Class R1	54	660	10,094	100,949	59,063	765,528	(12,855)	(153,113)
Class R2	190,462	2,239,457	28,899	305,396	286,564	3,807,952	(537,813)	(5,555,394)
Class R3	283,278	3,321,746	219,385	2,339,357	581,211	7,803,857	643,613	7,529,771
Class R4	1,417,319	16,682,195	2,261,700	23,998,559	1,571,725	21,020,994	6,083,734	70,640,438
	2,293,631	$26,900,287	2,619,938	$27,771,266	3,213,346	$43,018,800	6,660,256	$77,971,157

Notes to Financial Statements – continued

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/14		Period ended 4/30/13 (c)		Year ended 4/30/14		Year ended 4/30/13
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	96,772	$1,159,584	18,630	$191,190	206,063	$2,962,634	100,257	$1,235,940
Class B	13,568	158,128	12,781	129,177	13,718	196,672	9,488	115,636
Class C	15,954	193,367	17,654	178,692	49,000	707,061	17,686	213,155
Class I	8,895	108,137	10,000	100,001	16,697	237,178	19,574	244,849
Class R1	—	—	10,000	100,000	22,180	320,496	11,293	135,482
Class R2	77,261	927,491	10,000	100,000	348,363	5,024,846	185,829	2,242,337
Class R3	215,838	2,560,787	134,325	1,435,044	207,727	2,965,098	161,272	1,989,746
Class R4	1,059,619	12,528,073	1,113,640	11,855,379	1,583,399	22,647,422	1,680,894	20,835,773
	1,487,907	$17,635,567	1,327,030	$14,089,483	2,447,147	$35,061,407	2,186,293	$27,012,918

Shares issued to shareholders in reinvestment of distributions
Class A	1,017	$12,585	99	$997	3,040	$45,447	1,031	$12,530
Class B	121	1,496	96	964	185	2,738	132	1,595
Class C	153	1,887	148	1,484	376	5,563	139	1,669
Class I	197	2,439	103	1,038	699	10,415	364	4,408
Class R1	52	642	87	874	168	2,481	102	1,232
Class R2	450	5,557	95	956	3,442	51,039	1,725	20,817
Class R3	2,750	33,994	99	997	3,123	46,435	1,046	12,654
Class R4	24,746	305,856	103	1,038	29,902	445,554	10,243	123,936
	29,486	$364,456	830	$8,348	40,935	$609,672	14,782	$178,841

Shares reacquired
Class A	(4,713)	$(58,246)	(19)	$(213)	(40,040)	$(574,310)	(14,361)	$(179,624)
Class B	(487)	(6,003)	—	—	(2,698)	(39,265)	(4,255)	(54,781)
Class C	(211)	(2,577)	(5)	(50)	(4,701)	(67,956)	(5,528)	(70,952)
Class I	(1)	(13)	—	—	(2,313)	(33,562)	(10,844)	(129,477)
Class R1	—	—	—	—	(3,289)	(47,765)	(8,188)	(105,017)
Class R2	(16,938)	(206,106)	—	—	(134,088)	(1,921,994)	(80,522)	(970,923)
Class R3	(61,463)	(738,493)	(21,809)	(239,212)	(84,831)	(1,201,833)	(10,723)	(126,971)
Class R4	(188,572)	(2,242,637)	(13,976)	(152,357)	(553,127)	(7,977,816)	(236,661)	(2,970,801)
	(272,385)	$(3,254,075)	(35,809)	$(391,832)	(825,087)	$(11,864,501)	(371,082)	$(4,608,546)

Net change
Class A	93,076	$1,113,923	18,710	$191,974	169,063	$2,433,771	86,927	$1,068,846
Class B	13,202	153,621	12,877	130,141	11,205	160,145	5,365	62,450
Class C	15,896	192,677	17,797	180,126	44,675	644,668	12,297	143,872
Class I	9,091	110,563	10,103	101,039	15,083	214,031	9,094	119,780
Class R1	52	642	10,087	100,874	19,059	275,212	3,207	31,697
Class R2	60,773	726,942	10,095	100,956	217,717	3,153,891	107,032	1,292,231
Class R3	157,125	1,856,288	112,615	1,196,829	126,019	1,809,700	151,595	1,875,429
Class R4	895,793	10,591,292	1,099,767	11,704,060	1,060,174	15,115,160	1,454,476	17,988,908
	1,245,008	$14,745,948	1,292,051	$13,705,999	1,662,995	$23,806,578	1,829,993	$22,583,213

Notes to Financial Statements – continued

	MFS Lifetime 2055 Fund
	Year ended 4/30/14		Period ended 4/30/13 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,491	$259,356	12,765	$129,745
Class B	1,724	21,300	10,000	100,000
Class C	27,843	335,396	11,514	116,318
Class I	29,576	365,835	10,000	100,000
Class R1	—	—	10,000	100,000
Class R2	11,177	137,448	10,000	100,000
Class R3	59,688	709,361	21,566	223,714
Class R4	132,613	1,589,144	13,127	133,896
	284,112	$3,417,840	98,972	$1,003,673

Shares issued to shareholders in reinvestment of distributions
Class A	317	$3,919	108	$1,084
Class B	49	600	96	962
Class C	290	3,568	96	962
Class I	247	3,049	112	1,125
Class R1	48	593	96	962
Class R2	115	1,417	104	1,044
Class R3	643	7,949	108	1,085
Class R4	1,205	14,907	112	1,126
	2,914	$36,002	832	$8,350

Shares reacquired
Class A	(527)	$(6,399)	(25)	$(275)
Class B	(8)	(100)	—	—
Class C	(77)	(951)	(2)	(25)
Class I	(1,951)	(24,221)	—	—
Class R1	—	—	—	—
Class R2	(651)	(7,641)	—	—
Class R3	(10,560)	(127,151)	(167)	(1,815)
Class R4	(22,870)	(272,044)	—	—
	(36,644)	$(438,507)	(194)	$(2,115)

Net change
Class A	21,281	$256,876	12,848	$130,554
Class B	1,765	21,800	10,096	100,962
Class C	28,056	338,013	11,608	117,255
Class I	27,872	344,663	10,112	101,125
Class R1	48	593	10,096	100,962
Class R2	10,641	131,224	10,104	101,044
Class R3	49,771	590,159	21,507	222,984
Class R4	110,948	1,332,007	13,239	135,022
	250,382	$3,015,335	99,610	$1,009,908

(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2014, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$1,346	$491	$169	$1,399	$279	$1,235
Interest Expense	—	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$195	$947	$102	$187	$10
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	570,707	177,129	(44,635)	703,201
MFS Commodity Strategy Fund	310,942	119,533	(64,216)	366,259
MFS Emerging Markets Debt Fund	173,019	70,717	(15,479)	228,257
MFS Global Bond Fund	1,346,966	574,111	(137,771)	1,783,306
MFS Global Real Estate Fund	170,262	87,991	(34,413)	223,840
MFS Government Securities Fund	2,676,793	918,465	(203,698)	3,391,560
MFS Growth Fund	201,535	43,595	(42,448)	202,682
MFS High Income Fund	2,305,973	703,125	(202,310)	2,806,788
MFS Inflation-Adjusted Bond Fund	2,434,386	1,014,757	(213,423)	3,235,720
MFS Institutional Money Market Portfolio	5	12,275,670	(12,275,662)	13
MFS International Growth Fund	106,633	32,536	(18,981)	120,188
MFS International Value Fund	91,613	23,745	(16,174)	99,184
MFS Limited Maturity Fund	9,133,504	2,855,629	(734,758)	11,254,375
MFS Mid Cap Growth Fund	739,395	143,827	(150,023)	733,199
MFS Mid Cap Value Fund	488,120	108,599	(95,127)	501,592
MFS New Discovery Fund	113,554	41,831	(27,700)	127,685
MFS New Discovery Value Fund	242,480	70,549	(54,660)	258,369
MFS Research Bond Fund	5,517,871	1,775,797	(412,590)	6,881,078
MFS Research Fund	353,621	82,266	(67,544)	368,343
MFS Research International Fund	517,353	152,717	(97,494)	572,576
MFS Value Fund	388,289	96,325	(76,402)	408,212

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(18,486)	$—	$61,764	$6,799,953
MFS Commodity Strategy Fund	(92,338)	—	17,527	3,402,549
MFS Emerging Markets Debt Fund	(24,582)	14,363	153,191	3,407,878
MFS Global Bond Fund	(153,522)	—	546,284	17,066,243
MFS Global Real Estate Fund	(13,527)	128,230	83,439	3,409,091
MFS Government Securities Fund	(114,632)	89,539	802,215	34,051,265
MFS Growth Fund	224,860	186,642	20,211	13,597,925

Notes to Financial Statements – continued

	Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Income Fund	$(9,472)	$—	$565,505	$10,216,707
MFS Inflation-Adjusted Bond Fund	(240,736)	—	494,039	34,039,779
MFS Institutional Money Market Portfolio	—	—	51	13
MFS International Growth Fund	10,600	18,529	19,484	3,413,330
MFS International Value Fund	19,855	8,770	62,519	3,416,878
MFS Limited Maturity Fund	(108,457)	—	1,116,291	67,976,426
MFS Mid Cap Growth Fund	157,276	—	—	10,213,458
MFS Mid Cap Value Fund	117,128	429,401	70,033	10,217,435
MFS New Discovery Fund	45,257	252,280	—	3,390,037
MFS New Discovery Value Fund	50,244	255,114	12,225	3,389,797
MFS Research Bond Fund	(168,124)	30,654	2,245,603	74,934,944
MFS Research Fund	125,208	233,778	158,047	13,599,230
MFS Research International Fund	48,305	—	151,731	10,209,036
MFS Value Fund	122,151	217,957	281,857	13,646,541
	$(22,992)	$1,865,257	$6,862,016	$340,398,515

	Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	211,869	46,296	(24,911)	233,254
MFS Commodity Strategy Fund	114,543	42,935	(36,124)	121,354
MFS Emerging Markets Debt Fund	64,264	22,526	(10,944)	75,846
MFS Global Bond Fund	500,520	171,255	(79,935)	591,840
MFS Global Real Estate Fund	63,012	29,925	(18,683)	74,254
MFS Government Securities Fund	994,158	251,169	(121,052)	1,124,275
MFS Growth Fund	74,642	18,004	(25,467)	67,179
MFS High Income Fund	855,895	215,208	(139,875)	931,228
MFS Inflation-Adjusted Bond Fund	904,591	288,101	(120,405)	1,072,287
MFS Institutional Money Market Portfolio	48,427	24,441,266	(24,489,682)	11
MFS International Growth Fund	39,413	11,686	(11,125)	39,974
MFS International Value Fund	33,828	8,038	(8,907)	32,959
MFS Limited Maturity Fund	3,391,606	781,700	(441,773)	3,731,533
MFS Mid Cap Growth Fund	273,825	61,063	(92,256)	242,632
MFS Mid Cap Value Fund	180,034	46,696	(59,793)	166,937
MFS New Discovery Fund	41,855	15,489	(15,613)	41,731
MFS New Discovery Value Fund	89,366	28,984	(33,003)	85,347
MFS Research Bond Fund	2,049,581	489,749	(258,012)	2,281,318
MFS Research Fund	130,757	31,948	(40,164)	122,541
MFS Research International Fund	191,004	48,794	(49,023)	190,775
MFS Value Fund	143,749	39,117	(47,142)	135,724

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(10,022)	$—	$21,598	$2,255,563
MFS Commodity Strategy Fund	(43,873)	—	6,200	1,127,375
MFS Emerging Markets Debt Fund	(14,018)	5,098	53,824	1,132,378
MFS Global Bond Fund	(67,751)	—	205,296	5,663,912
MFS Global Real Estate Fund	9,935	45,310	16,124	1,130,895
MFS Government Securities Fund	(48,327)	32,501	282,126	11,287,722
MFS Growth Fund	110,864	65,822	7,128	4,507,040
MFS High Income Fund	(3,703)	—	199,081	3,389,670
MFS Inflation-Adjusted Bond Fund	(103,537)	—	173,857	11,280,457
MFS Institutional Money Market Portfolio	—	—	154	11
MFS International Growth Fund	6,208	6,556	6,893	1,135,273
MFS International Value Fund	10,440	3,105	22,116	1,135,435
MFS Limited Maturity Fund	(59,206)	—	393,610	22,538,458

Notes to Financial Statements – continued

	Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Growth Fund	$86,098	$—	$—	$3,379,867
MFS Mid Cap Value Fund	52,834	151,270	24,672	3,400,506
MFS New Discovery Fund	20,942	89,314	—	1,107,954
MFS New Discovery Value Fund	21,421	90,365	4,325	1,119,751
MFS Research Bond Fund	(78,388)	10,604	789,887	24,843,554
MFS Research Fund	59,399	82,367	55,685	4,524,229
MFS Research International Fund	22,153	—	53,820	3,401,512
MFS Value Fund	59,231	77,432	98,563	4,537,252
	$30,700	$659,744	$2,414,959	$112,898,814

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	60,690	43,225	(8,621)	95,294
MFS Commodity Strategy Fund	33,184	26,695	(10,363)	49,516
MFS Emerging Markets Debt Fund	36,443	20,269	(8,094)	48,618
MFS Global Bond Fund	143,656	118,000	(19,643)	242,013
MFS Global Real Estate Fund	18,383	16,024	(4,097)	30,310
MFS Government Securities Fund	284,281	216,727	(40,980)	460,028
MFS Growth Fund	26,831	14,252	(9,747)	31,336
MFS High Income Fund	326,058	193,124	(65,957)	453,225
MFS Inflation-Adjusted Bond Fund	259,344	216,290	(37,127)	438,507
MFS Institutional Money Market Portfolio	19	16,873,108	(16,873,114)	13
MFS International Growth Fund	17,084	8,639	(4,766)	20,957
MFS International Value Fund	14,701	7,054	(4,488)	17,267
MFS Limited Maturity Fund	732,671	658,141	(82,566)	1,308,246
MFS Mid Cap Growth Fund	92,208	48,822	(32,537)	108,493
MFS Mid Cap Value Fund	61,005	34,918	(21,438)	74,485
MFS New Discovery Fund	12,209	9,280	(4,445)	17,044
MFS New Discovery Value Fund	26,046	18,010	(9,268)	34,788
MFS Research Bond Fund	521,746	414,704	(63,504)	872,946
MFS Research Fund	47,170	26,188	(16,300)	57,058
MFS Research International Fund	64,816	35,602	(15,311)	85,107
MFS Value Fund	51,841	29,651	(18,282)	63,210

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(674)	$—	$7,419	$921,494
MFS Commodity Strategy Fund	(5,531)	—	2,247	460,000
MFS Emerging Markets Debt Fund	(10,567)	3,173	32,663	725,867
MFS Global Bond Fund	(13,925)	—	68,756	2,316,069
MFS Global Real Estate Fund	(1,042)	15,406	10,365	461,620
MFS Government Securities Fund	(14,839)	9,406	97,581	4,618,682
MFS Growth Fund	25,227	28,000	3,032	2,102,345
MFS High Income Fund	(1,573)	—	85,961	1,649,738
MFS Inflation-Adjusted Bond Fund	(33,034)	—	60,442	4,613,093
MFS Institutional Money Market Portfolio	—	—	61	13
MFS International Growth Fund	2,278	3,225	3,392	595,177
MFS International Value Fund	4,813	1,527	10,879	594,853
MFS Limited Maturity Fund	(4,744)	—	108,597	7,901,804
MFS Mid Cap Growth Fund	16,463	—	—	1,511,304
MFS Mid Cap Value Fund	12,942	61,137	9,971	1,517,272
MFS New Discovery Fund	3,022	32,256	—	452,513
MFS New Discovery Value Fund	3,493	32,203	1,554	456,416
MFS Research Bond Fund	(19,937)	3,443	249,582	9,506,383
MFS Research Fund	17,817	35,064	23,704	2,106,590

Notes to Financial Statements – continued

	Lifetime 2015 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research International Fund	$4,865	$—	$21,784	$1,517,454
MFS Value Fund	17,072	33,025	40,476	2,113,114
	$2,126	$257,865	$838,466	$46,141,801

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	445,142	197,358	(16,698)	625,802
MFS Commodity Strategy Fund	632,946	136,984	(165,667)	604,263
MFS Emerging Markets Debt Fund	536,124	229,462	(52,554)	713,032
MFS Global Bond Fund	1,393,468	569,697	(106,327)	1,856,838
MFS Global Real Estate Fund	262,157	101,792	(61,983)	301,966
MFS Government Securities Fund	2,761,903	992,025	(227,376)	3,526,552
MFS Growth Fund	362,699	51,428	(66,975)	347,152
MFS High Income Fund	3,970,940	1,168,971	(271,997)	4,867,914
MFS Inflation-Adjusted Bond Fund	1,901,135	1,107,115	(129,069)	2,879,181
MFS Institutional Money Market Portfolio	9	42,799,937	(42,799,936)	10
MFS International Growth Fund	273,977	54,892	(40,692)	288,177
MFS International New Discovery Fund	53,201	1,795	(19,946)	35,050
MFS International Value Fund	235,895	36,965	(35,276)	237,584
MFS Limited Maturity Fund	2,409,875	1,791,672	(36,582)	4,164,965
MFS Mid Cap Growth Fund	1,390,337	136,872	(289,605)	1,237,604
MFS Mid Cap Value Fund	918,129	121,913	(190,316)	849,726
MFS New Discovery Fund	145,670	40,537	(35,961)	150,246
MFS New Discovery Value Fund	311,297	66,894	(72,727)	305,464
MFS Research Bond Fund	3,772,132	1,512,908	(223,387)	5,061,653
MFS Research Fund	637,202	95,016	(100,831)	631,387
MFS Research International Fund	886,911	156,009	(131,558)	911,362
MFS Value Fund	700,684	112,988	(113,120)	700,552

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,784)	$—	$51,235	$6,051,507
MFS Commodity Strategy Fund	(203,765)	—	32,528	5,613,607
MFS Emerging Markets Debt Fund	(71,444)	46,711	473,292	10,645,563
MFS Global Bond Fund	(101,513)	—	565,043	17,769,938
MFS Global Real Estate Fund	(4,256)	185,529	120,850	4,598,943
MFS Government Securities Fund	(118,433)	90,884	827,547	35,406,579
MFS Growth Fund	251,322	336,146	36,401	23,290,400
MFS High Income Fund	(13,479)	—	972,635	17,719,208
MFS Inflation-Adjusted Bond Fund	(137,590)	—	413,308	30,288,982
MFS Institutional Money Market Portfolio	—	—	153	10
MFS International Growth Fund	26,016	47,331	49,770	8,184,229
MFS International New Discovery Fund	77,707	—	16,631	1,036,066
MFS International Value Fund	42,433	22,401	159,578	8,184,759
MFS Limited Maturity Fund	(5,041)	—	350,693	25,156,389
MFS Mid Cap Growth Fund	316,725	—	—	17,239,818
MFS Mid Cap Value Fund	201,325	777,861	126,866	17,308,909
MFS New Discovery Fund	46,490	323,035	—	3,989,038
MFS New Discovery Value Fund	45,992	324,432	15,542	4,007,683
MFS Research Bond Fund	(79,787)	21,075	1,588,557	55,121,398
MFS Research Fund	147,887	420,062	283,986	23,310,821
MFS Research International Fund	86,636	—	259,009	16,249,593
MFS Value Fund	137,757	397,049	497,071	23,419,439
	$638,198	$2,992,516	$6,840,695	$354,592,879

Notes to Financial Statements – continued

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	45,389	50,243	(6,654)	88,978
MFS Commodity Strategy Fund	171,806	185,750	(53,539)	304,017
MFS Emerging Markets Debt Fund	82,421	100,947	(10,435)	172,933
MFS Emerging Markets Equity Fund	6,617	3,456	(2,189)	7,884
MFS Global Bond Fund	193,123	250,950	(19,120)	424,953
MFS Global Real Estate Fund	67,394	72,144	(10,510)	129,028
MFS Government Securities Fund	217,381	419,421	(22,767)	614,035
MFS Growth Fund	75,787	49,019	(11,270)	113,536
MFS High Income Fund	611,851	645,962	(75,506)	1,182,307
MFS Inflation-Adjusted Bond Fund	193,549	244,665	(29,137)	409,077
MFS Institutional Money Market Portfolio	27	31,467,468	(31,467,482)	13
MFS International Growth Fund	67,683	50,385	(9,910)	108,158
MFS International New Discovery Fund	25,068	15,961	(3,654)	37,375
MFS International Value Fund	58,376	40,082	(9,336)	89,122
MFS Mid Cap Growth Fund	313,033	198,667	(43,591)	468,109
MFS Mid Cap Value Fund	206,409	139,766	(26,415)	319,760
MFS New Discovery Fund	31,526	27,333	(5,698)	53,161
MFS New Discovery Value Fund	67,186	50,837	(10,363)	107,660
MFS Research Bond Fund	303,197	477,420	(33,968)	746,649
MFS Research Fund	112,491	85,370	(11,401)	186,460
MFS Research International Fund	178,794	145,245	(20,744)	303,295
MFS Value Fund	146,452	103,512	(22,103)	227,861

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(598)	$—	$6,507	$860,416
MFS Commodity Strategy Fund	(21,197)	—	13,437	2,824,314
MFS Emerging Markets Debt Fund	(14,294)	9,755	97,252	2,581,894
MFS Emerging Markets Equity Fund	(4,409)	—	1,860	244,091
MFS Global Bond Fund	(13,677)	—	112,731	4,066,801
MFS Global Real Estate Fund	(5,936)	63,800	42,874	1,965,096
MFS Government Securities Fund	(9,100)	7,645	107,593	6,164,911
MFS Growth Fund	7,439	96,295	10,428	7,617,170
MFS High Income Fund	(4,571)	—	199,754	4,303,598
MFS Inflation-Adjusted Bond Fund	(26,678)	—	52,914	4,303,490
MFS Institutional Money Market Portfolio	—	—	130	13
MFS International Growth Fund	2,974	15,650	16,456	3,071,676
MFS International New Discovery Fund	652	—	13,047	1,104,793
MFS International Value Fund	2,697	7,404	52,795	3,070,260
MFS Mid Cap Growth Fund	7,121	—	—	6,520,753
MFS Mid Cap Value Fund	7,904	250,395	40,838	6,513,518
MFS New Discovery Fund	3,261	96,666	—	1,411,426
MFS New Discovery Value Fund	2,525	95,654	4,635	1,412,495
MFS Research Bond Fund	(11,713)	2,575	188,325	8,131,008
MFS Research Fund	5,225	106,013	71,699	6,884,095
MFS Research International Fund	1,960	—	72,882	5,407,756
MFS Value Fund	14,412	112,411	138,503	7,617,398
	$(56,003)	$864,263	$1,244,660	$86,076,972

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	177,847	131,530	(6,938)	302,439
MFS Commodity Strategy Fund	1,085,234	614,733	(167,358)	1,532,609
MFS Emerging Markets Debt Fund	323,924	281,479	(16,260)	589,143
MFS Emerging Markets Equity Fund	87,583	47,927	(10,156)	125,354

Notes to Financial Statements – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Bond Fund	673,027	591,987	(38,112)	1,226,902
MFS Global Real Estate Fund	495,349	296,683	(50,663)	741,369
MFS Growth Fund	468,371	128,848	(31,258)	565,961
MFS High Income Fund	2,402,041	1,715,866	(91,832)	4,026,075
MFS Inflation-Adjusted Bond Fund	882,819	685,071	(59,048)	1,508,842
MFS Institutional Money Market Portfolio	8	43,508,539	(43,508,531)	16
MFS International Growth Fund	483,600	182,755	(25,261)	641,094
MFS International New Discovery Fund	217,513	59,984	(12,431)	265,066
MFS International Value Fund	417,587	135,066	(23,538)	529,115
MFS Mid Cap Growth Fund	1,885,752	463,986	(112,008)	2,237,730
MFS Mid Cap Value Fund	1,243,250	363,594	(69,007)	1,537,837
MFS New Discovery Fund	199,052	85,289	(21,306)	263,035
MFS New Discovery Value Fund	425,011	151,624	(41,138)	535,497
MFS Research Bond Fund	596,948	359,992	(37,086)	919,854
MFS Research Fund	585,330	182,705	(27,883)	740,152
MFS Research International Fund	1,033,606	387,674	(51,095)	1,370,185
MFS Value Fund	904,441	294,935	(56,547)	1,142,829

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,618)	$—	$23,391	$2,924,592
MFS Commodity Strategy Fund	(226,784)	—	73,112	14,237,934
MFS Emerging Markets Debt Fund	(25,238)	34,852	347,480	8,795,907
MFS Emerging Markets Equity Fund	(20,273)	—	26,322	3,880,972
MFS Global Bond Fund	(35,619)	—	338,406	11,741,454
MFS Global Real Estate Fund	(19,106)	406,672	267,769	11,291,056
MFS Growth Fund	52,285	517,022	55,988	37,970,301
MFS High Income Fund	(6,910)	—	713,859	14,654,914
MFS Inflation-Adjusted Bond Fund	(63,023)	—	210,861	15,873,020
MFS Institutional Money Market Portfolio	—	—	159	16
MFS International Growth Fund	3,680	98,545	103,621	18,207,083
MFS International New Discovery Fund	3,613	—	99,288	7,835,355
MFS International Value Fund	13,588	46,582	331,932	18,228,001
MFS Mid Cap Growth Fund	52,229	—	—	31,171,578
MFS Mid Cap Value Fund	41,232	1,293,925	211,033	31,325,736
MFS New Discovery Fund	13,602	527,773	—	6,983,578
MFS New Discovery Value Fund	14,455	523,291	25,210	7,025,727
MFS Research Bond Fund	(12,169)	3,847	278,498	10,017,208
MFS Research Fund	26,880	460,629	311,411	27,326,404
MFS Research International Fund	2,612	—	360,362	24,430,394
MFS Value Fund	54,171	608,788	747,229	38,204,762
	$(133,393)	$4,521,926	$4,525,931	$342,125,992

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	7,559	15,596	(600)	22,555
MFS Commodity Strategy Fund	151,523	196,191	(41,796)	305,918
MFS Emerging Markets Debt Fund	13,757	31,358	(1,234)	43,881
MFS Emerging Markets Equity Fund	15,219	19,890	(2,863)	32,246
MFS Global Bond Fund	28,535	65,868	(3,064)	91,339
MFS Global Real Estate Fund	78,768	106,880	(13,221)	172,427
MFS Growth Fund	60,841	52,034	(7,125)	105,750
MFS High Income Fund	101,842	208,163	(10,066)	299,939
MFS Inflation-Adjusted Bond Fund	78,689	133,910	(15,520)	197,079
MFS Institutional Money Market Portfolio	182,616	22,294,257	(22,476,862)	11

Notes to Financial Statements – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS International Growth Fund	70,877	71,663	(6,668)	135,872
MFS International New Discovery Fund	37,767	34,560	(4,413)	67,914
MFS International Value Fund	61,392	57,702	(6,886)	112,208
MFS Mid Cap Growth Fund	246,430	206,433	(30,827)	422,036
MFS Mid Cap Value Fund	162,668	144,732	(18,216)	289,184
MFS New Discovery Fund	27,582	30,315	(4,955)	52,942
MFS New Discovery Value Fund	59,017	56,495	(7,996)	107,516
MFS Research Bond Fund	67,854	93,887	(11,446)	150,295
MFS Research Fund	72,647	66,651	(7,074)	132,224
MFS Research International Fund	137,134	136,752	(12,068)	261,818
MFS Value Fund	117,087	108,627	(12,564)	213,150

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(78)	$—	$1,447	$218,103
MFS Commodity Strategy Fund	(28,826)	—	13,628	2,841,978
MFS Emerging Markets Debt Fund	(2,010)	2,250	21,460	655,138
MFS Emerging Markets Equity Fund	(6,788)	—	6,227	998,350
MFS Global Bond Fund	(2,730)	—	21,847	874,110
MFS Global Real Estate Fund	(8,652)	82,756	56,748	2,626,065
MFS Growth Fund	1,843	89,342	9,674	7,094,767
MFS High Income Fund	(841)	—	44,054	1,091,777
MFS Inflation-Adjusted Bond Fund	(14,218)	—	24,697	2,073,274
MFS Institutional Money Market Portfolio	—	—	85	11
MFS International Growth Fund	856	19,435	20,437	3,858,759
MFS International New Discovery Fund	561	—	23,460	2,007,549
MFS International Value Fund	460	9,174	65,466	3,865,560
MFS Mid Cap Growth Fund	620	—	—	5,878,968
MFS Mid Cap Value Fund	(706)	227,040	37,029	5,890,683
MFS New Discovery Fund	(360)	97,835	—	1,405,615
MFS New Discovery Value Fund	378	95,779	4,658	1,410,615
MFS Research Bond Fund	(3,958)	587	40,878	1,636,711
MFS Research Fund	(247)	76,627	51,804	4,881,703
MFS Research International Fund	1,024	—	64,060	4,668,224
MFS Value Fund	2,141	105,186	125,815	7,125,589
	$(61,531)	$806,011	$633,474	$61,103,549

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	997,689	552,194	(196,331)	1,353,552
MFS Emerging Markets Equity Fund	109,886	67,757	(16,137)	161,506
MFS Global Real Estate Fund	557,376	344,879	(74,877)	827,378
MFS Growth Fund	388,965	86,242	(26,694)	448,513
MFS Inflation-Adjusted Bond Fund	393,681	260,770	(57,139)	597,312
MFS Institutional Money Market Portfolio	21	32,095,766	(32,095,778)	9
MFS International Growth Fund	482,032	177,442	(36,531)	622,943
MFS International New Discovery Fund	272,881	87,560	(19,744)	340,697
MFS International Value Fund	417,607	131,634	(34,885)	514,356
MFS Mid Cap Growth Fund	1,587,555	324,862	(111,479)	1,800,938
MFS Mid Cap Value Fund	1,048,712	267,564	(78,975)	1,237,301
MFS New Discovery Fund	182,673	75,509	(24,783)	233,399
MFS New Discovery Value Fund	390,175	127,210	(41,723)	475,662
MFS Research Bond Fund	405,809	224,748	(53,046)	577,511
MFS Research Fund	455,879	113,795	(25,014)	544,660
MFS Research International Fund	893,098	301,970	(65,200)	1,129,868
MFS Value Fund	752,465	210,642	(57,760)	905,347

Notes to Financial Statements – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(251,935)	$—	$64,850	$12,574,495
MFS Emerging Markets Equity Fund	(39,691)	—	32,992	5,000,222
MFS Global Real Estate Fund	(29,917)	451,858	295,676	12,600,963
MFS Growth Fund	34,001	411,520	44,563	30,090,722
MFS Inflation-Adjusted Bond Fund	(60,198)	—	87,536	6,283,718
MFS Institutional Money Market Portfolio	—	—	153	9
MFS International Growth Fund	(684)	95,312	100,222	17,691,570
MFS International New Discovery Fund	2,243	—	124,425	10,070,999
MFS International Value Fund	8,986	45,063	321,405	17,719,561
MFS Mid Cap Growth Fund	32,469	—	—	25,087,064
MFS Mid Cap Value Fund	44,532	1,045,296	170,483	25,203,825
MFS New Discovery Fund	18,340	468,331	—	6,196,754
MFS New Discovery Value Fund	13,315	464,994	22,382	6,240,689
MFS Research Bond Fund	(16,989)	2,466	180,376	6,289,099
MFS Research Fund	23,788	341,616	230,952	20,108,838
MFS Research International Fund	(2,254)	—	297,047	20,145,548
MFS Value Fund	51,585	484,269	601,520	30,265,747
	$(172,409)	$3,810,725	$2,574,582	$251,569,823

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	78,474	113,029	(20,146)	171,357
MFS Emerging Markets Equity Fund	8,691	13,676	(1,870)	20,497
MFS Global Real Estate Fund	43,513	67,961	(6,579)	104,895
MFS Growth Fund	30,833	30,285	(4,320)	56,798
MFS Inflation-Adjusted Bond Fund	31,171	49,463	(4,995)	75,639
MFS Institutional Money Market Portfolio	11	12,578,561	(12,570,636)	7,936
MFS International Growth Fund	37,865	45,369	(4,403)	78,831
MFS International New Discovery Fund	21,536	24,043	(2,505)	43,074
MFS International Value Fund	32,520	36,721	(4,166)	65,075
MFS Mid Cap Growth Fund	125,805	120,335	(18,133)	228,007
MFS Mid Cap Value Fund	82,767	85,119	(11,609)	156,277
MFS New Discovery Fund	14,367	18,993	(3,660)	29,700
MFS New Discovery Value Fund	30,835	35,709	(6,212)	60,332
MFS Research Bond Fund	32,063	45,423	(4,306)	73,180
MFS Research Fund	36,069	37,420	(4,589)	68,900
MFS Research International Fund	69,873	81,935	(8,977)	142,831
MFS Value Fund	59,379	63,740	(8,543)	114,576

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(12,474)	$—	$7,390	$1,591,913
MFS Emerging Markets Equity Fund	(4,669)	—	3,765	634,583
MFS Global Real Estate Fund	(6,436)	48,164	33,036	1,597,545
MFS Growth Fund	1,500	46,731	5,060	3,810,574
MFS Inflation-Adjusted Bond Fund	(4,833)	—	9,588	795,724
MFS Institutional Money Market Portfolio	—	—	52	7,936
MFS International Growth Fund	(559)	10,877	11,437	2,238,810
MFS International New Discovery Fund	(75)	—	14,198	1,273,262
MFS International Value Fund	(369)	5,141	36,656	2,241,832
MFS Mid Cap Growth Fund	1,646	—	—	3,176,131
MFS Mid Cap Value Fund	(874)	119,350	19,465	3,183,356
MFS New Discovery Fund	409	53,139	—	788,535
MFS New Discovery Value Fund	(168)	51,856	2,524	791,559
MFS Research Bond Fund	(1,701)	280	19,664	796,929

Notes to Financial Statements – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$74	$38,988	$26,358	$2,543,800
MFS Research International Fund	(589)	—	33,975	2,546,679
MFS Value Fund	731	54,980	66,838	3,830,292
	$(28,387)	$429,506	$290,006	$31,849,460

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	160,901	186,482	(34,538)	312,845
MFS Emerging Markets Equity Fund	17,595	24,079	(4,133)	37,541
MFS Global Real Estate Fund	88,478	118,620	(16,198)	190,900
MFS Growth Fund	62,714	47,683	(6,389)	104,008
MFS Inflation-Adjusted Bond Fund	63,462	86,289	(11,524)	138,227
MFS Institutional Money Market Portfolio	6	17,304,815	(17,304,813)	8
MFS International Growth Fund	77,091	75,374	(9,017)	143,448
MFS International New Discovery Fund	43,766	39,997	(5,066)	78,697
MFS International Value Fund	66,162	60,485	(8,352)	118,295
MFS Mid Cap Growth Fund	255,100	188,381	(25,545)	417,936
MFS Mid Cap Value Fund	167,984	134,386	(16,822)	285,548
MFS New Discovery Fund	29,272	30,515	(5,035)	54,752
MFS New Discovery Value Fund	62,607	56,391	(8,252)	110,746
MFS Research Bond Fund	65,415	77,878	(9,673)	133,620
MFS Research Fund	73,328	58,775	(6,118)	125,985
MFS Research International Fund	142,267	136,659	(17,996)	260,930
MFS Value Fund	120,923	101,441	(13,600)	208,764

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(48,271)	$—	$13,252	$2,906,333
MFS Emerging Markets Equity Fund	(8,746)	—	6,817	1,162,259
MFS Global Real Estate Fund	(16,786)	86,914	62,833	2,907,402
MFS Growth Fund	2,848	84,590	9,160	6,977,895
MFS Inflation-Adjusted Bond Fund	(12,449)	—	17,664	1,454,147
MFS Institutional Money Market Portfolio	—	—	67	8
MFS International Growth Fund	(593)	19,691	20,706	4,073,911
MFS International New Discovery Fund	(23)	—	25,666	2,326,286
MFS International Value Fund	472	9,314	66,452	4,075,278
MFS Mid Cap Growth Fund	1,596	—	—	5,821,844
MFS Mid Cap Value Fund	(2,663)	216,026	35,233	5,816,608
MFS New Discovery Fund	626	95,622	—	1,453,662
MFS New Discovery Value Fund	(1,223)	95,154	4,616	1,452,993
MFS Research Bond Fund	(3,556)	3,375	33,453	1,455,127
MFS Research Fund	(231)	70,574	47,711	4,651,382
MFS Research International Fund	448	—	61,443	4,652,390
MFS Value Fund	(390)	99,440	122,851	6,978,988
	$(88,941)	$780,700	$527,924	$58,166,513

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	6,208	20,986	(3,569)	23,625
MFS Emerging Markets Equity Fund	677	2,512	(353)	2,836
MFS Global Real Estate Fund	3,404	12,509	(1,502)	14,411
MFS Growth Fund	2,412	6,381	(942)	7,851
MFS Inflation-Adjusted Bond Fund	2,449	9,441	(1,458)	10,432

Notes to Financial Statements – continued

	Lifetime 2055 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	1	2,361,520	(2,349,443)	12,078
MFS International Growth Fund	2,967	9,058	(1,206)	10,819
MFS International New Discovery Fund	1,682	4,933	(676)	5,939
MFS International Value Fund	2,549	7,390	(1,015)	8,924
MFS Mid Cap Growth Fund	9,814	25,532	(3,836)	31,510
MFS Mid Cap Value Fund	6,471	17,436	(2,359)	21,548
MFS New Discovery Fund	1,128	3,537	(532)	4,133
MFS New Discovery Value Fund	2,411	6,927	(975)	8,363
MFS Research Bond Fund	2,517	8,963	(1,403)	10,077
MFS Research Fund	2,822	7,671	(981)	9,512
MFS Research International Fund	5,478	16,362	(2,145)	19,695
MFS Value Fund	4,653	12,772	(1,669)	15,756

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(4,346)	$—	$762	$219,476
MFS Emerging Markets Equity Fund	(545)	—	392	87,788
MFS Global Real Estate Fund	(1,030)	4,656	3,474	219,479
MFS Growth Fund	(340)	4,905	531	526,731
MFS Inflation-Adjusted Bond Fund	(1,592)	—	1,002	109,744
MFS Institutional Money Market Portfolio	—	—	13	12,078
MFS International Growth Fund	(130)	1,127	1,185	307,269
MFS International New Discovery Fund	(65)	—	1,469	175,551
MFS International Value Fund	(94)	533	3,829	307,443
MFS Mid Cap Growth Fund	(294)	—	—	438,932
MFS Mid Cap Value Fund	(376)	12,539	2,045	438,942
MFS New Discovery Fund	(62)	5,472	—	109,724
MFS New Discovery Value Fund	(115)	5,348	262	109,728
MFS Research Bond Fund	(547)	199	1,905	109,739
MFS Research Fund	(160)	4,096	2,770	351,165
MFS Research International Fund	(122)		3,518	351,154
MFS Value Fund	(249)	5,693	7,377	526,717
	$(10,067)	$44,568	$30,534	$4,401,660

(8)	Subsequent Event

On February 11, 2014, the Board of Trustees of MFS Lifetime 2010 Fund approved the proposed Plan of Reorganization, whereby MFS Lifetime 2010 Fund would be reorganized into MFS Lifetime Retirement Income Fund. A shareholder vote is not required to complete the transaction. The proposed Plan of Reorganization provides for the transfer of the assets of the MFS Lifetime 2010 Fund to the MFS Lifetime Retirement Income Fund and the assumption by the MFS Lifetime Retirement Income Fund of the liabilities of the MFS Lifetime 2010 Fund in exchange solely for shares of beneficial interest in the MFS Lifetime Retirement Income Fund. Immediately following the transfer, the MFS Lifetime Retirement Income Fund shares received by the MFS Lifetime 2010 Fund will be distributed to shareholders, pro rata, and the MFS Lifetime 2010 Fund will be liquidated and terminated. It is expected that the reorganization will occur on or around June 20, 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund (the “MFS Lifetime Funds”) (eleven of the funds constituting MFS Series Trust XII) as of April 30, 2014, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Lifetime Funds (eleven of the funds constituting the MFS Series Trust XII) at April 30, 2014, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2014

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2014, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618. It is expected that the Board will appoint Mr. Timothy M. Fagan as Chief Compliance Officer of the MFS Funds on November 1, 2014.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (Age 50)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until 2009); Chief Investment Officer (until 2010)	N/A

Robin A. Stelmach (k) (Age 52)	Trustee	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A

INDEPENDENT TRUSTEES
David H. Gunning (Age 72)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman

Steven E. Buller (Age 62)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member; BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco (investment management), UK, Director (until 2014)	N/A

Robert E. Butler (Age 72)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (Age 59)	Trustee	January 2009	Private investor	N/A

William R. Gutow (Age 72)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (Age 69)	Trustee	December 2004	Private investor	Brookfield Office Properties, Inc. (real estate), Director; Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director

John P. Kavanaugh (Age 59)	Trustee	January 2009	Private investor	N/A

Maryanne L. Roepke (Age 58)	Trustee	May 2016	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (Age 56)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (Age 73)	Trustee	January 2006	Consultant to investment company industry	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
John M. Corcoran (k) (Age 49)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President	N/A

Christopher R. Bohane (k) (Age 40)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (Age 45)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (Age 54)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (Age 50)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (Age 45)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Brian E. Langenfeld (k) (Age 41)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (Age 64)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Susan A. Pereira (k) (Age 43)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (Age 43)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (Age 62)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Frank L. Tarantino (l) (Age 70)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (Age 43)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (Age 53)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
(l)	Mr. Tarantino will retire as Independent Chief Compliance Officer of the MFS Funds on October 31, 2014. It is expected that Mr. Tarantino will continue after that date as an Independent Senior Officer of the MFS Funds.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Trustees and Officers – continued

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2014, the Trustees served as board members of 142 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2014 income tax forms in January 2015. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Retirement Income Fund	$440,000
MFS Lifetime 2010 Fund	47,403
MFS Lifetime 2015 Fund	40,039
MFS Lifetime 2025 Fund	53,000
MFS Lifetime 2035 Fund	39,000
MFS Lifetime 2040 Fund	15,479
MFS Lifetime 2045 Fund	23,000
MFS Lifetime 2050 Fund	45,010
MFS Lifetime 2055 Fund	5,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	9.80%
MFS Lifetime 2010 Fund	9.96%
MFS Lifetime 2015 Fund	10.36%
MFS Lifetime 2020 Fund	17.24%
MFS Lifetime 2025 Fund	21.77%
MFS Lifetime 2030 Fund	35.96%
MFS Lifetime 2035 Fund	35.87%
MFS Lifetime 2040 Fund	46.89%
MFS Lifetime 2045 Fund	38.71%
MFS Lifetime 2050 Fund	42.18%
MFS Lifetime 2055 Fund	49.87%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Mses. Maryanne L. Roepke and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Mses. Roepke and Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2014 and 2013, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2014	2013
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	27,348	27,033
MFS Lifetime 2010 Fund	27,348	27,033
MFS Lifetime 2015 Fund	20,306	13,650
MFS Lifetime 2020 Fund	27,348	27,033
MFS Lifetime 2025 Fund	20,306	13,650
MFS Lifetime 2030 Fund	27,348	27,033
MFS Lifetime 2035 Fund	20,306	13,650
MFS Lifetime 2040 Fund	27,348	27,033
MFS Lifetime 2045 Fund	20,306	13,650
MFS Lifetime 2050 Fund	26,830	26,521
MFS Lifetime 2055 Fund	20,306	13,650

Total	265,100	229,936

For the fiscal years ended April 30, 2014 and 2013, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2014	2013	2014	2013	2014	2013
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	5,010	4,950	0	0
To MFS Lifetime 2010 Fund	0	0	5,010	4,950	0	0
To MFS Lifetime 2015 Fund	0	0	4,908	4,850	0	0
To MFS Lifetime 2020 Fund	0	0	5,010	4,950	0	0
To MFS Lifetime 2025 Fund	0	0	4,908	4,850	0	0
To MFS Lifetime 2030 Fund	0	0	5,010	4,950	0	0
To MFS Lifetime 2035 Fund	0	0	4,908	4,850	0	0
To MFS Lifetime 2040 Fund	0	0	5,010	4,950	0	0
To MFS Lifetime 2045 Fund	0	0	4,908	4,850	0	0
To MFS Lifetime 2050 Fund	0	0	4,987	4,928	0	0
To MFS Lifetime 2055 Fund	0	0	4,908	4,850	0	0
Total fees billed by E&Y To above Funds:	0	0	54,577	53,928	0	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2014	2013	2014	2013	2014	2013
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	0	0	0	0	0	0

	Aggregate Fees for Non-audit Services
	2014	2013
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#	49,908	52,850
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	49,908	52,850
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	49,908	52,850
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	50,010	52,950
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	49,908	52,850
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	49,987	52,928
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	49,908	52,850

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.